FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005
FIMS-148

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A MEMBER OF THE
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Vertically reading from bottom to top in the center of the page the
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First Investors
New York Insured
Tax Free Fund, Inc.

First Investors
Multi-State Insured
Tax Free Fund

Connecticut Fund
Florida Fund
Georgia Fund
Maryland Fund
Massachusetts Fund
New Jersey Fund
North Carolina Fund
Pennsylvania Fund
Virginia Fund


ANNUAL
REPORT

DECEMBER 31, 1997


Portfolio Manager's Letter
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

Dear Investor:

1997 was a very good year for the U.S. economy and financial markets. The economy grew at an annual pace of 3.8%, with the unemployment rate falling to its lowest level since the 1970's. Despite faster economic growth, inflation, as measured by the Consumer Price Index, rose less than 2%, its smallest increase in over ten years. Reflecting the strong economy, the Federal budget deficit declined substantially and had almost been eliminated by year-end. Against this backdrop, the Federal Reserve held monetary policy steady after one small increase in the benchmark Federal funds rate in March.

Although both the U.S. bond and stock markets suffered setbacks at times during the year, the combination of moderate growth and low inflation ultimately provided a rewarding environment for investors. Long-term bond yields fell to their lowest level in two years, while the broad stock market indices recorded their third consecutive year of substantial gains. While many overseas markets were buffeted by the economic crisis in Southeast Asia, U.S. markets remained relatively stable or -- in the case of the bond market -- benefited from a "flight to safety" as investors sought the security of the world's largest and most efficient financial markets.

Long-term municipal bond yields ended 1997 near their lowest level since the mid-1970's. Most of the decline in yields occurred during the second half of the year as the bond market benefited from low inflation in the U.S. and instability in Southeast Asia. Low yields spurred issuance of $220 billion of municipal bonds during 1997, the third largest volume of supply in the market's history. This supply kept municipal bond yields higher than they might have been otherwise. As a result, municipal bonds ended the year somewhat cheap relative to taxable bonds, laying the groundwork for strong performance in 1998.

For 1997, the First Investors New York Insured Tax Free Fund and the nine Multi-State Funds included in this report had the following returns on a net asset value basis on Class A and Class B shares, respectively: New York 7.8% and 7.2%, Connecticut 8.8% and 8.0%, Florida 9.2% and 8.4%, Georgia 10.0% and 9.1%, Maryland 9.6% and 8.8%, Massachusetts 8.3% and 7.4%, New Jersey 8.4% and 7.6%, North Carolina 9.6% and 8.7%, Pennsylvania 9.1% and 8.2%, and Virginia 9.0% and 8.2%. According to Lipper Analytical Services, Inc., the total returns on the Class A shares of seven of the Funds exceeded the average return of their respective mutual fund peer group as follows:
New York .10%, Connecticut .25%, Georgia .83%, Maryland 1.04%, North Carolina .70%, Pennsylvania .34% and Virginia .05%. The total returns on the Class A shares of three of the Funds were below the average return of their respective mutual fund peer group as follows: Florida
 .04%, Massachusetts .37%, and New Jersey .07%.

The generally good performance of these Funds during 1997 is attributable to two factors. First, a substantial percentage of each of the Fund's assets was invested in noncallable bonds. Most municipal bonds are callable which means that issuers can buy -- or call -- bonds from investors if interest rates fall. This limits the price appreciation of callable bonds when interest rates fall as they did in 1997. In contrast, noncallable bonds have unlimited potential to increase in price. Our holdings of noncallable bonds contributed significantly to the Funds' total returns. The one exception to the success of this strategy was the Massachusetts Fund where its holdings of noncallable bonds failed to compensate for the Fund's relatively short duration. Second, except for a period in the Spring, the Funds remained substantially fully invested. This allowed the Funds to earn the highest amount of income possible and provided the best opportunity to benefit on a total return basis from falling interest rates.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 50 basis point (or .5%) increase in yield on a twenty-year municipal bond results in roughly a 6% decrease in that bond's price. In each of the last five years, twenty-year municipal bond yields have fluctuated by more than 50 basis points. In addition, while the Funds' municipal bonds are insured as to timely payment of principal and interest, the insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Following 1997's strong performance, the outlook for U.S. financial markets continues to be positive, although uncertainties do exist. In particular, we believe that the economic problems in Southeast Asia will slow growth in the U.S. However, it is unclear to what extent growth will be slowed and, consequently, what the ultimate impact will be on the financial markets. On a positive note, Southeast Asia's problems should result in lower inflation worldwide. Uncertainty often leads to volatile markets. During such times, investors are generally best served by focusing on long-term objectives and maintaining a disciplined approach to investing.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Clark D. Wagner
Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

January 30, 1998





Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.


The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

              NEW YORK       LEHMAN BROTHERS
              INSURED           MUNICIPAL
           TAX FREE FUND       BOND INDEX
JAN 1988       9,375             10,000
DEC 1988      10,328             11,016
DEC 1989      11,293             12,203
DEC 1990      11,966             13,093
DEC 1991      13,270             14,683
DEC 1992      14,424             15,978
DEC 1993      15,841             17,939
DEC 1994      15,044             17,012
DEC 1995      17,369             20,004
DEC 1996      17,881             20,854
DEC 1997      19,279             22,771

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             7.82%                      1.07%
  Five Years           5.97%                      4.62%
  Ten Years            7.48%                      6.79%
  S.E.C. 30-Day Yield                    3.32%
Class B Shares
  One Year             7.16%                      3.16%*
  Since Inception
    (1/12/95)          7.64%                      6.76%*
  S.E.C. 30-Day Yield                     2.85%

  The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 1.03%, 4.61% and 6.78%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.27%. The Class B "S.E.C. Standardized" Average Annual Total return for One Year and Since Inception would have been 3.12% and 6.75%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.80%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Connecticut Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                           As of December 31, 1997

                              LEHMAN BROTHERS
               CONNECTICUT       MUNICIPAL
                  FUND          BOND INDEX
OCT 1990          9,375           10,000
DEC 1990          9,395           10,431
DEC 1991         10,345           11,698
DEC 1992         11,306           12,730
DEC 1993         12,900           14,292
DEC 1994         12,030           13,553
DEC 1995         14,097           15,918
DEC 1996         14,573           16,595
DEC 1997         15,851           18,120

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             8.77%                      1.95%
  Five Years           6.99%                      5.63%
  Since Inception
    (10/8/90)          7.52%                      6.57%
  S.E.C. 30-Day Yield                   3.94%
Class B Shares
  One Year             7.95%                      3.95%*
  Since Inception
    (1/12/95)          8.56%                      7.70%*
  S.E.C. 30-Day Yield                   3.42%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.57%, 5.19% and 5.92%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.61%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.59% and 7.21%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.07%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- FLORIDA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                 FLORIDA         MUNICIPAL
                  FUND          BOND INDEX
OCT 1990          9,375           10,000
DEC 1990          9,345           10,431
DEC 1991         10,442           11,698
DEC 1992         11,526           12,730
DEC 1993         13,161           14,292
DEC 1994         12,451           13,553
DEC 1995         14,788           15,918
DEC 1996         15,282           16,595
DEC 1997         16,685           18,120

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.18%                      2.38%
  Five Years           7.68%                      6.30%
  Since Inception
    (10/5/90)          8.28%                      7.32%
  S.E.C. 30-Day Yield                  3.76%
Class B Shares
  One Year             8.38%                      4.38%*
  Since Inception
    (1/12/95)          9.27%                      8.41%*
  S.E.C. 30-Day Yield                  3.23%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 10/5/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.06%, 5.77% and 6.63%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.47%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 4.02% and 7.92%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.91%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- GEORGIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                 GEORGIA         MUNICIPAL
                  FUND          BOND INDEX
MAY 1992          9,375           10,000
DEC 1992          9,803           10,753
DEC 1993         11,289           12,073
DEC 1994         10,760           11,449
DEC 1995         12,740           13,447
DEC 1996         13,242           14,018
DEC 1997         14,565           15,306

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year            10.00%                      3.09%
  Five Years           8.24%*                     6.85%
  Since Inception
    (5/1/92)           8.07%                      6.86%
  S.E.C. 30-Day Yield                    4.33%
Class B Shares
  One Year             9.07%                      5.07%*
  Since Inception
    (1/12/95)          9.48%                      8.62%*
  S.E.C. 30-Day Yield                    3.84%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) beginning 5/1/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.05%, 5.59% and 5.38%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.34%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.99% and 7.24%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.79%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- MARYLAND FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                MARYLAND         MUNICIPAL
                  FUND          BOND INDEX
OCT 1990          9,375           10,000
DEC 1990          9,555           10,431
DEC 1991         10,374           11,698
DEC 1992         11,346           12,730
DEC 1993         13,005           14,292
DEC 1994         12,277           13,553
DEC 1995         14,426           15,918
DEC 1996         14,905           16,595
DEC 1997         16,335           18,120

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.59%                      2.73%
  Five Years           7.56%                      6.18%
  Since Inception
    (10/8/90)          7.97%                      7.02%
  S.E.C. 30-Day Yield                    4.29%
Class B Shares
  One Year             8.81%                      4.81%*
  Since Inception
   (1/12/95)           8.99%                      8.13%*
  S.E.C. 30-Day Yield                    3.79%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.98%, 5.34% and 5.94%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.58%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 4.03% and 6.80%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.04%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
              MASSACHUSETTS      MUNICIPAL
                  FUND          BOND INDEX
JAN 1988          9,375           10,000
DEC 1988         10,629           11,016
DEC 1989         11,727           12,203
DEC 1990         12,561           13,093
DEC 1991         13,986           14,683
DEC 1992         15.356           15,978
DEC 1993         17,188           17,939
DEC 1994         16,281           17,012
DEC 1995         19,060           20,004
DEC 1996         19,629           20,854
DEC 1997         21,252           22,771

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             8.27%                      1.54%
  Five Years           6.71%                      5.35%
  Ten Years            8.53%                      7.83%
  S.E.C. 30-Day Yield                    3.86%
Class B Shares
  One Year             7.41%                      3.41%*
  Since Inception
   (1/12/95)           8.24%                      7.37%*
  S.E.C. 30-Day Yield                    3.33%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 1.20%, 5.01% and 7.20%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.52%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.05% and 7.02%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.97%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                NEW JERSEY       MUNICIPAL
                  FUND          BOND INDEX
SEP 1988          9,375           10,000
DEC 1988          9,545           10,370
DEC 1989         10,540           11,488
DEC 1990         11,327           12,326
DEC 1991         12,608           13,823
DEC 1992         13,831           15,041
DEC 1993         15,641           16,888
DEC 1994         14,704           16,015
DEC 1995         17,131           18,810
DEC 1996         17,660           19,609
DEC 1997         19,136           21,411

(INSET BOX IN CHART READS:)

                                Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             8.36%                      1.56%
  Five Years           6.71%                      5.35%
  Since Inception
    (9/13/88)          7.97%                      7.23%
  S.E.C. 30-Day Yield                    3.95%
Class B Shares
  One Year             7.56%                      3.56%*
  Since Inception
    (1/12/95)          8.04%                      7.17%*
  S.E.C. 30-Day Yield                    3.42%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) beginning 9/13/88 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.40%, 5.12% and 6.79%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.81%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.40% and 6.96%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.27%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
             NORTH CAROLINA      MUNICIPAL
                  FUND          BOND INDEX
MAY 1992          9,375           10,000
DEC 1992          9,769           10,753
DEC 1993         11,135           12,073
DEC 1994         10,417           11,449
DEC 1995         12,367           13,447
DEC 1996         12,821           14,018
DEC 1997         14,046           15,306

(INSET BOX IN CHART READS:)

                                 Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.56%                      2.70%
  Five Years           7.53%                      6.15%
  Since Inception
    (5/4/92)           7.38%                      6.17%
  S.E.C. 30-Day Yield                    4.28%
Class B Shares
  One Year              8.71%                     4.71%*
  Since Inception
    (1/12/95)           9.36%                      8.50%*
  S.E.C. 30-Day Yield                    3.79%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.80%, 5.03% and 4.95%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.44%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.78% and 7.37%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.89%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund
(Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
               PENNSYLVANIA      MUNICIPAL
                  FUND          BOND INDEX
APR 1990          9,375           10,000
DEC 1990          9,830           10,759
DEC 1991         10,861           12,066
DEC 1992         11,885           13,129
DEC 1993         13,583           14,741
DEC 1994         12,726           13,979
DEC 1995         15,054           16,418
DEC 1996         15,564           17,116
DEC 1997         16,987           18,689

(INSET BOX IN CHART READS:)

                                 Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.14%                      2.33%
  Five Years           7.40%                      6.02%
  Since Inception
    (4/30/90)          8.04%                      7.15%
  S.E.C. 30-Day Yield                    3.97%
Class B Shares
  One Year             8.23%                      4.23%*
  Since Inception
    (1/12/95)          9.06%                      8.20%*
  S.E.C. 30-Day Yield                    3.44%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.07%, 5.66% and 6.64%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.73%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.97% and 7.85%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.19%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.




Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund -- VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1997

                              LEHMAN BROTHERS
                VIRGINIA         MUNICIPAL
                  FUND          BOND INDEX
APR 1990          9,375           10,000
DEC 1990          9,729           10,759
DEC 1991         10,830           12,066
DEC 1992         11,923           13,129
DEC 1993         13,466           14,741
DEC 1994         12,663           13,979
DEC 1995         14,870           16,418
DEC 1996         15,385           17,116
DEC 1997         16,774           18,689

(INSET BOX IN CHART READS:)

                                 Average Annual Total Return*
Class A Shares      N.A.V. Only          S.E.C. Standardized
  One Year             9.03%                      2.21%
  Five Years           6.98%                      5.68%
  Since Inception
    (4/30/90)          7.87%                      6.97%
  S.E.C. 30-Day Yield                    3.80%
Class B Shares
  One Year             8.19%                      4.19%*
  Since Inception
    (1/12/95)          8.76%                      7.90%*
  S.E.C. 30-Day Yield                    3.27%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.83%, 5.25% and 6.41%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.44%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.79% and 7.45%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.89%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--15.6%
    $1,000M   Monroe County Indl. Dev. Agcy. (Rochester Inst. Tech.)
                7 3/4% 5/1/2000*                                                        $ 1,100,000       $    55
              New York State Dormitory Authority Revenues:
                City University:
     1,500M       8.2% 7/1/1998*                                                          1,558,755            78
     1,955M       5 3/4% 7/1/2013 - 2nd Gen. - A                                          2,167,606           109
     2,000M       5 3/4% 7/1/2013 - 2nd - A                                               2,217,500           112
     2,000M       5 3/4% 7/1/2013 - A                                                     2,217,500           112
     3,000M       6% 7/1/2020 - 2nd Gen. - A                                              3,423,750           172
     1,000M     Iona College 7 5/8% 7/1/1998*                                             1,038,860            52
     2,800M     Manhattanville College 7 1/2% 7/1/2000*                                   3,080,000           155
     1,000M     Pace University 6 1/2% 7/1/2012                                           1,181,250            60
                State University Educational Facilities:
     1,880M       7 1/4% 5/15/2000*                                                       2,051,550           103
     1,000M       5 7/8% 5/15/2011                                                        1,108,750            56
     3,500M       5 1/2% 5/15/2013                                                        3,784,375           190
     3,700M       7 3/8% 5/15/2014                                                        4,033,000           203
     2,000M       5 1/4% 5/15/2015                                                        2,092,500           105
-----------------------------------------------------------------------------------------------------------------
                                                                                         31,055,396         1,562
-----------------------------------------------------------------------------------------------------------------
              General Obligation--17.4%
     1,250M   Monroe County 6% 3/1/2015                                                   1,421,875            71
              Nassau County:
     3,845M     6 1/2% 11/1/2004*                                                         4,426,556           223
     4,355M     5.7% 8/1/2012                                                             4,681,625           235
     1,300M     6% 7/1/2013                                                               1,467,375            74
              New York City:
     1,000M     8% 6/1/1998*                                                              1,032,140            52
     3,000M     6.2% 8/1/2008                                                             3,416,250           172
     3,440M     6.95% 8/15/2012                                                           3,981,800           200
     1,000M     7 1/4% 3/15/2018                                                          1,083,750            54
              Niagara Falls Public Improvement:
     1,340M     7 1/2% 3/1/2012                                                           1,703,475            86
     1,680M     7 1/2% 3/1/2015                                                           2,179,800           110
     1,600M     7 1/2% 3/1/2018                                                           2,104,000           106
     1,750M   North Hempstead 6.4% 4/1/2012                                               2,038,750           102
              Puerto Rico Commonwealth:
     1,100M     6 1/4% 7/1/2013                                                           1,288,375            65
     3,390M     5.65% 7/1/2015                                                            3,703,575           186
-----------------------------------------------------------------------------------------------------------------
                                                                                         34,529,346         1,736
-----------------------------------------------------------------------------------------------------------------
              Health Care--11.8%
              New York State Medical Care Facilities Agency:
     3,690M     Beth Israel Hospital 7 1/2% 11/1/2010                                     4,095,900           206
     1,850M     Long Term Health Care 7 3/8% 11/1/2011                                    1,998,000           100
                Mental Health Services Facilities:
     1,905M       7.7% 2/15/1998*                                                         1,951,139            98
     4,190M       7 3/4% 2/15/2000*                                                       4,582,813           231
     1,030M       7 3/8% 2/15/2014                                                        1,098,238            55
       845M       7.7% 2/15/2018                                                            865,246            44
     4,915M       6 1/2% 8/15/2024                                                        5,504,800           277
     3,000M     St. Luke's Hospital 7.45% 2/15/2000*                                      3,262,500           164
-----------------------------------------------------------------------------------------------------------------
                                                                                         23,358,636         1,175
-----------------------------------------------------------------------------------------------------------------
              Housing--6.5%
              New York City Housing Development Corp.:
     2,250M     Insured Multi-Family (Sheridan Manor) 7.45% 10/1/2008                     2,354,063           118
     6,500M     Insured Residential Charter 7 3/8% 4/1/2017                               6,628,505           333
     3,680M   New York State Housing Finance Agency 6.05% 5/1/2011                        3,992,800           201
-----------------------------------------------------------------------------------------------------------------
                                                                                         12,975,368           652
-----------------------------------------------------------------------------------------------------------------
              Transportation--23.4%
              Metropolitan Transit Authority of New York:
                Commuter Facilities Series:
     5,000M       6 1/8% 7/1/2004*                                                        5,568,750           280
     1,760M       5 3/4% 7/1/2021                                                         1,883,200            95
                Transit Facilities Series:
     5,000M       8% 7/1/1998*                                                            5,203,250           262
     3,200M       5 1/2% 7/1/2017                                                         3,440,000           173
     1,500M       5 3/4% 7/1/2021                                                         1,605,000            81
     7,900M   New York City Transit Auth. Hwy. & Brdg. Trust Fund Rev.
                7 1/2% 1/1/2000*                                                          8,571,500           431
              Puerto Rico Commonwealth Highway & Transportation Authority:
     3,080M      6 1/4% 7/1/2014                                                          3,607,450           181
     5,000M      6% 7/1/2018                                                              5,750,000           289
              Triborough Bridge & Tunnel Authority:
     3,000M     Series "O" 7.7% 1/1/1999*                                                 3,154,020           158
     6,900M     Series "Y" 6% 1/1/2012                                                    7,762,500           390
-----------------------------------------------------------------------------------------------------------------
                                                                                         46,545,670         2,340
-----------------------------------------------------------------------------------------------------------------
              Utilities--9.0%
              New York City Municipal Water Finance Authority:
     4,975M     5 7/8% 6/15/2012                                                          5,547,125           279
     2,000M     5 7/8% 6/15/2013                                                          2,230,000           112
     2,750M     6% 6/15/2021                                                              3,145,312           158
              Suffolk County Water Authority:
     2,165M     6% 6/1/2014                                                               2,462,687           124
     4,000M     6% 6/1/2017                                                               4,560,000           229
-----------------------------------------------------------------------------------------------------------------
                                                                                         17,945,124           902
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--14.4%
     3,350M   Guam Govt. Ltd. Obligation Infrastructure Impt.
                Series "A" 5% 11/01/2017                                                  3,341,625           168
     1,000M   New York State Dorm. Auth. Rev. (Suffolk County Jud. Facs.)
                7 3/8% 7/1/2016                                                           1,236,250            62
     3,000M   New York State Urban Development Corporation Corr. Facs.
                7 1/2% 1/1/1999*                                                          3,148,260           158
     2,325M   Puerto Rico Commonwealth Infrastructure Financing Authority
                5% 7/1/2028                                                               2,281,406           115
              Puerto Rico Public Buildings Authority:
     1,250M     6 1/4% 7/1/2013                                                           1,456,250            73
     2,035M     6 1/4% 7/1/2015                                                           2,373,319           120
     7,000M     5 1/2% 7/1/2021                                                           7,551,250           380
     7,500M     5% 7/1/2027                                                               7,340,625           369
-----------------------------------------------------------------------------------------------------------------
                                                                                         28,728,985         1,445
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $177,947,232)    98.1%                             195,138,525         9,812
Other Assets, Less Liabilities                         1.9                                3,737,135           188
-----------------------------------------------------------------------------------------------------------------
Net Assets                                           100.0%                            $198,875,660       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Certificates of Participation--1.9%
                Connecticut State (Middletown Courthouse Facilities):
     $ 130M       6 1/4% 12/15/2009                                                     $   140,725       $    74
       100M       6 1/4% 12/15/2010                                                         108,250            57
       100M       6 1/4% 12/15/2012                                                         108,250            57
-----------------------------------------------------------------------------------------------------------------
                                                                                            357,225           188
-----------------------------------------------------------------------------------------------------------------
              Education--16.9%
              Conn. State Health & Educational Facilities Authority Revenue:
       725M     Choate Rosemary Hall 6.8% 7/1/2004*                                         831,938           437
       500M     Loomis Chafee School Project-Series "B" 6% 7/1/2015                         536,875           282
     1,000M     Trinity College 6 1/8% 7/1/2014                                           1,085,000           569
       750M   University of Connecticut 5 1/4% 4/1/2014                                     766,875           403
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,220,688         1,691
-----------------------------------------------------------------------------------------------------------------
              General Obligation--31.9%
       250M   Ansonia 5% 10/15/2015                                                         250,000           131
       100M   Bethel 6 1/2% 2/15/2011                                                       118,500            62
       775M   Bridgeport 5 1/2% 9/1/2015                                                    812,781           427
        50M   Bristol 6 1/2% 6/15/2006                                                       57,937            30
        30M   Colchester 7.3% 1/15/2007                                                      36,563            19
              Connecticut State:
       500M     6 1/2% 3/15/2002* - Series "A"                                              551,250           289
       700M     6% 3/15/2012 - Series "E"                                                   792,631           416
       130M   Coventry 6.7% 12/15/2009                                                      156,975            83
              Griswold:
       250M     5 3/4% 4/15/2010                                                            263,750           139
       100M     6 1/4% 6/15/2010                                                            117,250            62
       100M   Groton City 6 3/4% 6/1/2007                                                   118,500            62
       800M   New Britain 6% 3/1/2012                                                       907,000           476
       250M   New Haven 5% 9/1/2017                                                         246,875           130
       130M   Newton 6.7% 8/15/2010                                                         155,513            82
        30M   North Canaan 6.9% 1/15/2006                                                    34,875            18
        40M   Old Saybrook 6 1/2% 2/15/2009                                                  46,950            25
       250M   Plainfield 6 3/8% 8/1/2011                                                    272,500           143
       290M   Regional School District #5, 6.3% 3/1/2009                                    315,013           165
       330M   Southington 6.55% 4/1/2012                                                    361,762           190
        90M   Stafford 6.55% 11/15/2008                                                     106,988            56
        50M   Stratford 6.6% 3/1/2007                                                        58,250            31
       250M   Westbrook 6.4% 3/15/2010                                                      293,438           154
-----------------------------------------------------------------------------------------------------------------
                                                                                          6,075,301         3,190
-----------------------------------------------------------------------------------------------------------------
              Health Care--21.1%
              Conn. State Health & Educational Facilities Authority Revenue:
       450M     Bridgeport Hospital 6 1/2% 7/1/2012                                         493,875           260
        35M     Capital Asset - Series "C" 6 7/8% 1/1/2010                                   38,150            20
       500M     Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                               552,500           290
       500M     Masonicare 5% 7/1/2013                                                      495,625           260
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                759,500           399
       325M     Stamford Hospital 6 1/2% 7/1/2006                                           353,031           185
       750M     Yale-New Haven Hospital 5.7% 7/1/2025*                                      782,812           411
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016         553,125           291
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,028,618         2,116
-----------------------------------------------------------------------------------------------------------------
              Housing--4.2%
       750M   Connecticut State Housing Finance Authority 6% 11/15/2010                     798,750           419
-----------------------------------------------------------------------------------------------------------------
              Transportation--8.9%
              Connecticut State Special Tax Oblig. Transportation Infrastructure:
       200M     6 1/4% 10/1/2001*                                                           218,250           115
       285M     6% 10/1/2009                                                                309,937           163
       500M     6 1/2% 10/1/2011                                                            598,750           314
       250M     6 1/8% 9/1/2012                                                             288,125           151
       250M     6.1% 10/1/2012                                                              271,562           143
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,686,624           886
-----------------------------------------------------------------------------------------------------------------
              Utilities--4.3%
              South Central Conn. Regl. Water Auth. Water Sys. Rev.:
       250M     5 7/8% 8/1/2002*                                                           270,938            143
       500M     6 1/8% 8/1/2014                                                            541,250            284
-----------------------------------------------------------------------------------------------------------------
                                                                                           812,188            427
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--9.7%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2%
                6/15/2008                                                                  615,850            324
              Puerto Rico Public Buildings Authority:
       375M     6 1/4% 7/1/2013                                                            436,875            229
       575M     6 1/4% 7/1/2015                                                            670,594            352
       125M   Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl. 5%
                7/1/2017                                                                   124,687             65
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,848,006            970
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,092,661)         98.9%                         18,827,400          9,887
Other Assets, Less Liabilities                             1.1                             214,637            113
-----------------------------------------------------------------------------------------------------------------
Net Assets                                               100.0%                        $19,042,037        $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--.7%
     $ 150M   Volusia County Edl. Facs. (Stetson University Project) 6
                3/8% 6/1/2001*                                                          $   163,500       $    66
-----------------------------------------------------------------------------------------------------------------
              General Obligation--3.8%
       300M   Miami 6% 12/1/2010                                                            336,375           136
       500M   North Springs Improvement District 7% 10/1/2009                               613,125           249
-----------------------------------------------------------------------------------------------------------------
                                                                                            949,500           385
-----------------------------------------------------------------------------------------------------------------
              Health Care--9.6%
       350M   North Broward Hospital District 6 1/2% 1/1/2002*                              385,000           156
     1,000M   Orange County Health Facs. Auth. (Orlando Regl. Hlthcare)
                6 1/4% 10/1/2018                                                          1,150,000           466
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4%
                7/1/2016                                                                    829,687           336
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,364,687           958
-----------------------------------------------------------------------------------------------------------------
              Housing--1.4%
       155M   Dade County Hsg. Fin. Auth. Single-Family Mtge. 6.95%
                12/15/2012                                                                  167,013            68
       175M   Florida Housing Finance Agency-Residential Mtge.
                (Series 2) 8% 12/15/2016                                                    180,073            73
-----------------------------------------------------------------------------------------------------------------
                                                                                            347,086           141
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
       500M   Dade County Aviation Revenue Series "A" 6% 10/1/2010                          550,625           223
       300M   Florida State Turnpike Authority Turnpike Revenue 6.35%
                7/1/2002*                                                                   328,500           133
       250M   Pensacola Airport Revenue 5.6% 10/1/2017                                      262,500           106
       455M   Port Palm Beach District Revenue 6 1/4% 9/1/2008                              502,775           204
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,644,400           666
-----------------------------------------------------------------------------------------------------------------
              Utilities--48.8%
       750M   Charlotte County Utilities Revenue 6 3/4% 10/1/2003*                          858,750           348
     1,000M   Cocoa Water & Sewer Revenue 5 3/4% 10/1/2017                                1,068,750           433
              Escambia County Utilities Authority Util. Sys. Rev.:
       500M     6 1/4% 1/1/2013                                                             581,250           235
     1,000M     6 1/4% 1/1/2015                                                           1,166,250           472
       690M   Jacksonville Beach Utility Revenue 6 3/4% 10/1/2001*                          764,175           310
       300M   Kissimmee Utility Authority Electric System Revenue 6 1/2%
                10/1/2001*                                                                  330,000           134
     1,495M   Lakeland Electric & Water Revenue 6% 10/1/2014                              1,700,563           689
       395M   Miramar Utilities Improvement Revenue 6.4% 10/1/2007                          446,350           181
     1,000M   Plant City Utility System Revenue 6% 10/1/2015                              1,142,500           463
       300M   Reedy Creek Improvement District Utilities Revenue 6 1/2%
                10/1/2001*                                                                  327,375           133
       500M   Sarasota County Utility System Revenue 6 1/2% 10/1/2004*                      572,500           232
              Seminole County Water & Sewer Revenue:
       500M     6% 10/1/2009                                                                568,750           230
       500M     6% 10/1/2019                                                                573,750           233
     1,000M   St. Johns County Water & Sewer Revenue 5 1/2% 6/1/2011                      1,083,750           439
       750M   West Melbourne Water & Sewer Revenue 6 3/4% 10/1/2014                         862,500           350
-----------------------------------------------------------------------------------------------------------------
                                                                                         12,047,213         4,882
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--27.1%
       400M   Florida State Div. Bd. Fin. Dept. General Services 6 3/4%
                7/1/2001*                                                                   441,000           179
       500M   Fort Meyers Improvement Revenue 5% 12/1/2017                                  500,625           203
     1,000M   Indian Trace Community Dev. District 5 3/4% 5/1/2011                        1,081,250           438
     1,000M   Jacksonville  Capital Improvement (Gator Bowl Project) 5
                 7/8% 10/1/2015                                                           1,071,250           434
       350M   Jacksonville Excise Taxes Revenue 6 1/2% 10/1/2013                            390,250           158
       600M   Orange County Tourist Development Tax Revenue 5.9% 10/1/2010                  674,250           273
     1,000M   Palm Beach County Criminal Justice Facilities Revenue 5 3/8%
                6/1/20                                                                  111,090,000           442
       300M   St. Lucie County Sales Tax Revenue 6 1/2% 10/1/2002*                          334,125           136
     1,000M   Tampa Sales Tax Revenue 5 3/4% 10/1/2020                                    1,101,250           446
-----------------------------------------------------------------------------------------------------------------
                                                                                          6,684,000         2,709
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,613,647)       98.1%                            24,200,386         9,807
Other Assets, Less Liabilities                           1.9                                476,353           193
-----------------------------------------------------------------------------------------------------------------
Net Assets                                             100.0%                           $24,676,739       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Education--5.4%
              Private Colleges & Universities Facilities Authority:
      $ 80M      Mercer University Project 6.35% 11/1/2006                                $  91,500       $   273
        80M      Spelman University Project 6% 6/1/2009                                      88,000           262
-----------------------------------------------------------------------------------------------------------------
                                                                                            179,500           535
-----------------------------------------------------------------------------------------------------------------
              General Obligation--25.3%
        75M   Columbia County School District 6 1/4% 4/1/2013                                82,969           248
       100M   Hall County School District 6.7% 12/1/2014                                    115,750           345
       100M   Mitchell County School District 6 1/2% 3/1/2009                               113,875           340
       125M   Paulding County School District 6% 2/1/2013                                   141,563           422
       100M   Peach County School District 6.4% 2/1/2019                                    110,875           331
       150M   Pike County School District 5.7% 2/1/2016                                     166,500           496
       100M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      115,750           345
-----------------------------------------------------------------------------------------------------------------
                                                                                            847,282         2,527
-----------------------------------------------------------------------------------------------------------------
              Health Care--4.1%
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4%
                7/1/2016                                                                    138,281           412
-----------------------------------------------------------------------------------------------------------------
              Housing--4.8%
       150M   Georgia State Housing & Finance Authority Revenue 5.7%
                12/1/2011                                                                   160,500           478
-----------------------------------------------------------------------------------------------------------------
              Transportation--13.8%
       300M   Metropolitan Atlanta Rapid Transit Authority 6 1/4% 7/1/2011                  345,375         1,030
       100M   Puerto Rico Commonwealth Hwy. & Transn. Auth. 6 1/4%
                7/1/2014                                                                    117,125           349
-----------------------------------------------------------------------------------------------------------------
                                                                                            462,500         1,379
-----------------------------------------------------------------------------------------------------------------
              Utilities--32.8%
        25M   Bartow County Water & Sewer Revenue 6.05% 9/1/2007                             27,219            81
        95M   Brunswick Water & Sewer Revenue 6.1% 10/1/2019                                109,131           325
        85M   Conyers Water & Sewer Revenue 6.45% 7/1/2010                                   94,881           283
        80M   Cordele Combined Public Utilities Revenue 6.4% 11/1/2014                       89,900           268
       250M   Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                           294,375           878
              Georgia Municipal Gas Authority Revenue:
        80M     6.8% 11/1/2009                                                               92,100           275
       100M     5.8% 1/1/2015                                                               107,500           320
       150M   Milledgeville Water & Sewer Revenue 6% 12/1/2021                              171,750           512
       100M   St. Marys Water & Sewer Revenue 6 1/8% 7/1/2018                               114,000           340
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,100,856         3,282
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.4%
        80M   Appling County Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014                        91,400           272
        80M   Downtown Smyrna Development Authority Revenue 6.7% 2/1/2020                    92,500           276
        50M   East Point Building Authority Revenue 6% 2/1/2011                              54,250           162
       125M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                        145,625           434
-----------------------------------------------------------------------------------------------------------------
                                                                                            383,775         1,144
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,933,044)             97.6%                        3,272,694         9,757
Other Assets, Less Liabilities                                2.4                            81,589           243
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%                       $3,354,283       $10,000
=================================================================================================================

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Certificates of Participation--.3%
      $ 30M   Baltimore Series "B" 7 1/4% 4/1/2016                                        $  32,325       $    26
-----------------------------------------------------------------------------------------------------------------
              Education--7.7%
              Morgan State University  Academic & Aux. Facs. Fees Revenue:
        90M     7% 7/1/2000*                                                                 97,987            79
       500M     6.05% 7/1/2015                                                              570,625           457
       200M     6.1% 7/1/2020                                                               232,500           186
        50M   University of Maryland Sys. Aux. Fac. & Tuition Rev. 6.3%
                2/1/2001*                                                                    54,125            43
-----------------------------------------------------------------------------------------------------------------
                                                                                            955,237           765
-----------------------------------------------------------------------------------------------------------------
              General Obligation--28.7%
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2015                               390,688           312
              Baltimore, Maryland:
       100M     6.3% 10/15/2004                                                             112,250            90
       100M     7% 10/15/2009                                                               122,000            98
       250M     5 5/8% 10/15/2012                                                           269,375           215
       100M     5 5/8% 10/15/2013                                                           107,250            86
        55M   Carroll County 6 1/4% 11/1/2001*                                               60,088            48
       100M   Chesapeake Beach 6 1/2% 5/1/2012                                              106,875            86
              Frederick:
       100M     6 1/8% 12/1/2008                                                            109,375            88
       200M     6 1/8% 10/1/2014                                                            218,500           175
        60M   Frederick County 6 5/8% 8/1/2003*                                              67,950            54
                Puerto Rico Commonwealth:
       105M     6.6% 7/1/2002*                                                              116,944            94
       650M     6 1/4% 7/1/2012                                                             752,375           603
       250M     5.65% 7/1/2015                                                              273,125           219
       500M   Queen Annes County 5.6% 11/15/2015                                            531,250           425
       325M   Washington County 5.8% 1/1/2013                                               349,781           280
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,587,826         2,873
-----------------------------------------------------------------------------------------------------------------
              Health Care--20.4%
       500M   Calvert County Maryland Economic Development Authority
                5% 12/1/2017                                                                492,500           395
       250M   Maryland State Indl. Dev. Fing. Auth. (Holy Cross Health System)
                5.7% 12/1/2010 272,813  219
              Maryland State Health & Higher Education Facilities Authority:
        90M     Francis Scott Key Medical Center 6 3/4% 7/1/2000*                            97,425            78
       500M     Maryland General Hospital 6 1/8% 7/1/2014                                   546,250           437
        20M     Memorial Hospital 7% 7/1/2007                                                21,275            17
       140M     Sinai Hospital of Baltimore 7% 7/1/2000*                                    152,425           122
       110M     Suburban Hospital 6% 7/1/2002*                                              117,975            94
        65M     University of Maryland Medical System 7% 7/1/2001*                           72,231            58
       325M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 6 1/4% 7/1/2016       359,531           288
       350M   Takoma Park Hospital Facilities (Adventist Hosp.) 6 1/2% 9/1/2012             411,250           329
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,543,675         2,037
-----------------------------------------------------------------------------------------------------------------
              Housing--13.9%
       250M   Baltimore County Mortgage Revenue (Old Orchard Apts.) 7% 7/1/2016             273,438           219
              Maryland State Community Dev. Admin. Dept. Hsg. & Cmnty. Dev.:
        45M     7% 6/1/2011                                                                  49,106            39
       345M     7% 4/1/2014                                                                 376,050           301
       600M     5 7/8% 7/1/2016                                                             636,000           510
       200M     5.6% 3/1/2017                                                               207,500           166
       180M   Montgomery County Single Family Mortgage Revenue 6 1/2% 7/1/2011              195,300           156
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,737,394         1,391
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.4%
              Maryland State Department of Transportation:
        60M     6 3/8% 9/1/2006                                                              64,200            51
       500M     6.79% 7/1/2012**                                                            249,375           200
       525M   Puerto Rico Highway & Transportation Authority 6 1/4% 7/1/2014                614,906           493
-----------------------------------------------------------------------------------------------------------------
                                                                                            928,481           744
-----------------------------------------------------------------------------------------------------------------
              Utilities--9.5%
       250M   Baltimore Revenue Water Project 5.8% 7/1/2015                             $   269,062       $   216
              Baltimore Wastewater Utilities Revenue:
       165M     6 1/2% 7/1/2000*                                                            174,694           140
       215M     6 1/4% 7/1/2002*                                                            236,500           189
       200M     6% 7/1/2015                                                                 227,250           182
       275M   Puerto Rico Electric Power Authority 5 1/4% 7/1/2015                          282,563           226
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,190,069           953
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--10.1%
       250M   Baltimore Convention Center 6.1% 9/1/2013                                     268,437           215
        35M   Maryland Industrial Financing Authority 7% 7/1/2010                            38,719            31
       250M   Maryland State Stadium Authority 5 7/8% 12/15/2013                            268,750           215
       100M   Montgomery County Parking Revenue (Bethesda Parking Lot)
                6 1/4% 6/1/2009                                                             109,000            87
       500M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015                        583,125           467
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,268,031         1,015
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,187,064)           98.0%                        12,243,038         9,804
Other Assets, Less Liabilities                               2.0                            244,466           196
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                 100.0%                       $12,487,504       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Zero coupon bond issued at a discount. The interest rate shown represents the rate of discount on date purchased.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--101.1%
              Education--12.6%
              Massachusetts Health & Education Facilities Authority:
    $  250M     Berklee College of Music 5% 10/1/2016                                   $   248,750        $  105
       425M     Northeastern University 7 1/8% 10/1/2000*                                   466,437           197
     1,000M   Massachusetts State Indl. Fin. Agy. (Suffolk University)
                  5 1/4% 7/1/2017                                                         1,011,250           428
     1,000M   University of Massachusetts Building Authority Revenue 6 7/8% 5/1/2014      1,258,750           533
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,985,187         1,263
-----------------------------------------------------------------------------------------------------------------
              General Obligation--20.5%
              Boston:
       250M     7 3/8% 2/1/2000*                                                            270,938           114
       750M     5 7/8% 8/1/2012                                                             800,625           339
              Massachusetts General Obligations:
       300M     7% 7/1/2009                                                                 367,602           156
     1,000M     6% 8/1/2010                                                               1,135,530           480
     1,100M   New Bedford 5 5/8% 10/1/2016                                                1,155,000           489
       150M   North Borough 7.2% 11/1/2003                                                  156,536            66
       150M   Rockport Unlimited Tax School Project Loan 6.9% 12/15/1999*                   162,375            69
              Wareham:
       225M     7.05% 1/15/2001*                                                            250,031           106
       500M     7.1% 1/15/2001*                                                             556,250           235
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,854,887         2,054
-----------------------------------------------------------------------------------------------------------------
              Health Care--30.9%
              Massachusetts Health & Educational Facilities Authority:
                Capital Asset Program:
       225M       7.35% 8/1/2008                                                            241,875           102
       400M       7.2% 7/1/2009                                                             428,000           181
       500M     Carney Hospital 7 3/4% 7/1/2000*                                            553,125           234
     1,000M     Hallmark Health System 5% 7/1/2017                                          978,750           414
       750M     Massachusetts General Hospital 6 1/4% 7/1/2012                              847,500           359
       570M     Milton Hospital 7% 7/1/2016                                                 620,588           263
     1,500M     Mt. Auburn Hospital 6 1/4% 8/15/2014                                      1,657,500           701
     1,000M     Partners Healthcare System 5 1/4% 7/1/2016                                1,006,250           426
       400M     South Shore Hospital 7 1/2% 7/1/2000*                                       440,000           186
       490M     University Hospital 7 1/4% 7/1/2019                                         534,712           226
-----------------------------------------------------------------------------------------------------------------
                                                                                          7,308,300         3,092
-----------------------------------------------------------------------------------------------------------------
              Housing--5.2%
              Massachusetts Housing Finance Agency:
     1,000M     6% 12/1/2012                                                              1,070,000           453
       140M     7.7% 12/1/2017                                                              146,825            62
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,216,825           515
-----------------------------------------------------------------------------------------------------------------
              Transportation--10.3%
              Massachusetts Bay Transportation Authority:
       690M     Series "A" 7.65% 8/1/2000*                                                  763,312           323
     1,500M     Series "A" 5.8% 3/1/2013                                                  1,665,225           705
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,428,537         1,028
-----------------------------------------------------------------------------------------------------------------
              Utilities--21.6%
              Boston Water & Sewer Commission:
       850M     7% 11/1/2001*                                                               950,938           402
       100M     7 1/4% 11/1/2006                                                            102,815            44
     1,035M     5 3/4% 11/1/2013                                                          1,147,556           486
       475M   Lynn Water & Sewer Commission 7 1/4% 12/1/2000*                               525,469           222
     1,250M   Massachusetts State Water Resource Authority 5% 3/1/2022                    1,215,625           514
     1,000M   South Essex Sewer District 6 3/4% 6/1/2004*                                 1,151,250           487
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,093,653         2,155
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $21,585,655)                          23,887,389        10,107
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       200M   Puerto Rico Commonwealth Government Development Bank
                Adjustable Rate Note 3.35% (cost $200,000)**                                200,000            84
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $21,785,655)        101.9%                    24,087,389        10,191
Excess of Liabilities Over Other Assets                         (1.9)                      (452,044)         (191)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                     100.0%                   $23,635,345       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. Interest rate shown is the rate in effect at December 31, 1997.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.1%
              Certificates of Participation--2.7%
    $1,000M   Hudson County Correctional Facility 7 1/4% 12/1/2000*                     $ 1,106,250       $   181
       500M   Mantua Township School District 7 1/4% 6/30/2000*                             547,500            89
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,653,750           270
-----------------------------------------------------------------------------------------------------------------
              Education--2.3%
     1,300M   New Jersey Edl. Facs. Fing. Auth. (Seton Hall Univ.) 6 1/4%
                7/1/2010                                                                  1,404,000           229
-----------------------------------------------------------------------------------------------------------------
              General Obligation--19.0%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                             2,005,938           327
              Essex County Improvement Authority:
     1,500M     County College Project 6.9% 12/1/2004*                                    1,758,750           287
                Orange School District:
     1,025M       Series "A" 6.95% 7/1/2014                                               1,192,844           195
     1,220M       Series "B" 6.95% 7/1/2014                                               1,418,250           232
     1,000M     New Jersey State Various Purposes 6% 2/15/2011                            1,132,390           185
     1,550M     Puerto Rico Commonwealth 6 1/4% 7/1/2013                                  1,815,437           296
                Union City:
     1,000M       6.7% 9/1/2002*                                                          1,121,250           183
       995M       6.4% 11/1/2013                                                          1,161,663           190
-----------------------------------------------------------------------------------------------------------------
                                                                                         11,606,522         1,895
-----------------------------------------------------------------------------------------------------------------
              Health Care--25.9%
              New Jersey Health Care Facilities Financing Authority:
     1,000M     AHS Hospital Corp. 5% 7/1/2016                                              988,750           162
     1,250M     Bayonne Hospital 6 1/4% 7/1/2012                                          1,379,687           225
       400M     Community Medical Center 7% 7/1/2009                                        424,500            69
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                            1,882,419           308
       750M     Holy Name Hospital 7% 7/1/2000*                                             816,562           133
     1,100M     Hunterdon Hospital 7% 7/1/2020                                            1,183,875           193
     1,750M     Monmouth Medical Center 6 1/4% 7/1/2016                                   1,911,875           312
     1,500M     Ocean County Medical Center 6.9% 7/1/2007                                 1,666,875           272
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                  3,638,700           594
       825M       St. Barnabas Medical Center 7 1/4% 7/1/2018                               876,562           143
     1,000M       St. Peter's Medical Center Series "E" 6 7/8% 7/1/2001*                  1,106,250           181
-----------------------------------------------------------------------------------------------------------------
                                                                                         15,876,055         2,592
-----------------------------------------------------------------------------------------------------------------
              Housing--4.5%
              New Jersey State Housing & Mortgage Financing Agency:
       380M     Series "A" 7 1/2% 4/1/2015                                                  400,425            65
       420M     Series "E" 7.65% 10/1/2016                                                  445,200            73
     1,385M     Series "C" 7 3/8% 10/1/2017                                               1,464,637           239
       450M     Series "B" 8.1% 10/1/2017                                                   465,431            76
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,775,693           453
-----------------------------------------------------------------------------------------------------------------
              Transportation--3.4%
       900M   Delaware River Port Authority 7 3/8% 1/1/2007                                 947,196           155
     1,000M   New Jersey State Highway Authority (Garden State Parkway)
                6.2% 1/1/2010                                                             1,138,750           186
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,085,946           341
-----------------------------------------------------------------------------------------------------------------
              Utilities--13.7%
     1,000M   Bergen County Util. Auth. Water Pollution Ctl. 6 1/2% 6/15/2002*            1,108,750           181
     1,000M   Evesham Municipal Utilities Authority  7% 7/1/2000*                         1,070,000           175
       500M   Lower Township Municipal Utilities Authority 7% 12/1/2000*                    549,375            90
              New Jersey Wastewater Treatment Trust:
     1,435M     6 1/4% 4/1/2010                                                           1,583,881           259
     1,310M     7% 7/1/2011                                                               1,629,312           266
     1,140M   Passaic Valley Water Commission 6.4% 12/15/2002*                            1,269,675           207
     1,000M   Puerto Rico Commonwealth Aqueduct & Sewer Authority 6 1/4% 7/1/2013         1,171,250           191
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,382,243         1,369
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--28.6%
     2,900M   Atlantic County Impt. Auth. Lux. Tax. (Convention Center) 7.4% 7/1/2016     3,712,000           606
       350M   Cape May County Indl. Pollution Control Fin. Auth. 6.8% 3/1/2021              439,688            72
     1,250M   Casino Reinvestment Dev. Auth. Pkg. Fee Rev. 5 1/4% 10/1/2013               1,265,625           206
     1,500M   Essex County Improvement Authority Revenue 5 3/4% 7/1/2027                  1,576,875           257
              New Jersey Economic Development Authority:
                Educational Testing Service:
     1,000M       5.9% 5/15/2015                                                          1,078,750           176
     2,000M       6 1/8% 5/15/2015                                                        2,197,500           359
     2,185M     Market Transition Facility 5 7/8% 7/1/2011                                2,357,069           385
     1,775M     N.J. Performing Arts Center 6% 6/15/2012                                  2,025,719           330
              Puerto Rico Public Buildings Authority:
     1,250M       Series "A" 6 1/4% 7/1/2013                                              1,456,250           238
     1,195M       Series "A" 6 1/4% 7/1/2014                                              1,393,669           228
-----------------------------------------------------------------------------------------------------------------
                                                                                         17,503,145         2,857
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $55,271,895)            100.1%                      61,287,354        10,006
Excess of Liabilities Over Other Assets                        (.1)                         (33,866)           (6)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                   100.0%                     $61,253,488       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Certificates of Participation--7.2%
      $100M   Charlotte Convention Facilities Project 6 3/4% 12/1/2001*                  $  111,125        $  161
       100M   Cumberland County Civic Center Project 6.3% 12/1/2008                         112,625           164
       275M   New Hanover County Project 5% 12/1/2017                                       271,219           394
-----------------------------------------------------------------------------------------------------------------
                                                                                            494,969           719
-----------------------------------------------------------------------------------------------------------------
              Education--3.9%
       250M   North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                           265,937           387
-----------------------------------------------------------------------------------------------------------------
              General Obligation--40.1%
       250M   Cleveland County 5 1/2% 3/1/2012                                              264,688           385
       200M   Cumberland County 5 1/2% 4/1/2012                                             211,500           307
       200M   Currituck County 5.4% 4/1/2013                                                208,500           303
       200M   Gaston County 5.7% 3/1/2013                                                   212,750           309
       220M   Laurinburg 5.3% 6/1/2012                                                      228,800           332
       200M   Mecklenburg County 6.2% 1/1/2002*                                             216,250           314
       200M   Morganton 5.7% 6/1/2014                                                       213,750           311
       400M   Onslow County 5.7% 3/1/2011                                                   432,000           628
       225M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      260,438           378
       280M   Rowan County 5.6% 4/1/2014                                                    297,500           432
       200M   Watauga County 5.9% 6/1/2014                                                  215,250           313
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,761,426         4,012
-----------------------------------------------------------------------------------------------------------------
              Health Care--5.1%
       150M   New Hanover County (New Hanover Regional Medical Center)
                5 3/4% 10/1/2026*                                                           158,062           230
       175M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs. 61/4% 7/1/2016        193,594           281
-----------------------------------------------------------------------------------------------------------------
                                                                                            351,656           511
-----------------------------------------------------------------------------------------------------------------
              Housing--2.0%
       125M   North Carolina Housing Finance Agency Multi-Family 6.6% 7/1/2017              137,187           199
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.8%
       400M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                             468,500           681
-----------------------------------------------------------------------------------------------------------------
              Utilities--24.1%
       250M   Asheville Water System Revenue 5 5/8% 8/1/2013                                266,875           388
       250M   Buncombe County Solid Waste System 5.6% 3/1/2011                              266,875           388
       390M   Fayetteville Public Works Commission Revenue 5.7% 2/1/2010                    420,713           611
       250M   Kinston Enterprise System Revenue 5.7% 4/1/2012                               269,063           391
       200M   North Carolina Eastern Municipal Power Agency 5.6% 1/1/2010                   214,250           311
       200M   North Carolina Municipal Power Agency (Catawba Electric) 6% 1/1/2010          225,250           327
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,663,026         2,416
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--8.2%
       250M   Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl. 5% 7/1/2017          249,375           362
       270M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        314,212           457
-----------------------------------------------------------------------------------------------------------------
                                                                                            563,587           819
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $6,217,678)              97.4%                       6,706,288         9,744
Other Assets, Less Liabilities                                 2.6                          176,069           256
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                   100.0%                      $6,882,357       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Education--6.5%
    $1,000M   Allegheny County Higher Educ. Bldg. Auth. (Duquesne Univ.)
                5% 3/1/2016                                                              $  995,000       $   226
       675M   Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty. Cmnty. College)
                6.55% 2/15/2005*                                                            762,750           174
     1,000M   Philadelphia Hosp. & Higher Edl. Facs. Auth. (Cmnty. College)
                6 1/8% 5/1/2014                                                           1,092,500           249
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,850,250           649
-----------------------------------------------------------------------------------------------------------------
              General Obligation--22.2%
     1,470M   Erie 5.7% 5/15/2012                                                         1,563,713           356
     1,310M   General McLane School District 5 3/4% 5/15/2013                             1,393,512           317
       700M   Jeannette School District 6.65% 6/15/2001*                                    756,875           172
     1,000M   Philadelphia 6% 11/15/2014                                                  1,081,250           246
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                  1,629,375           371
              Shaler Area School District:
     1,500M     5.6% 11/15/2018**                                                           519,375           118
     1,000M     5.65% 11/15/2021**                                                          295,000            67
     1,000M   Stroudsburg Area School District 5.8% 10/1/2010                             1,070,000           243
       800M   Trinity Area School District 6 5/8% 11/1/2001*                                869,000           197
       565M   Venango County 7% 7/15/2000*                                                  605,256           138
-----------------------------------------------------------------------------------------------------------------
                                                                                          9,783,356         2,225
-----------------------------------------------------------------------------------------------------------------
              Health Care--22.9%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Project 6.2% 9/1/2015                          1,102,500           251
                Health Center - University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                           1,057,500           241
     1,000M       5.65% 4/1/2014                                                          1,062,500           241
     1,250M     South Hills Health System 5.8% 5/1/2016                                   1,328,125           302
     1,500M   Berks County Mun. Auth. Hosp. (Reading Hosp. Med. Ctr.) 5.7%
                10/1/2014                                                                 1,644,375           374
     1,100M   Blair County Hosp. Auth. Rev. (Altoona Hosp.) 6 3/8%
                7/1/2014                                                                  1,196,250           272
     1,000M   Dauphin County Gen. Health System (Pinnacle Health System)
                5 1/2% 5/15/2013                                                          1,046,250           238
     1,000M   Pennsylvania State Higher Edl. Facs. Auth. Health Svcs.
                5.7% 11/15/2011                                                           1,088,750           248
       500 M        St. Mary Hosp. Auth., Langhorne (Franciscan Health) 7% 7/1/2014         527,500           120
-----------------------------------------------------------------------------------------------------------------
                                                                                         10,053,750         2,287
-----------------------------------------------------------------------------------------------------------------
              Housing--2.4%
              Pennsylvania Housing Finance Agency Single-Family Mtge.:
       460M     7.15% 4/1/2015                                                              489,900           112
       535M     7.3% 10/1/2017                                                              572,450           130
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,062,350           242
-----------------------------------------------------------------------------------------------------------------
              Utilities--32.5%
              Allegheny County Sanitation Authority Sewer Revenue:
     1,100M     6 1/2% 12/1/2001*                                                         1,192,125           271
     1,000M     6 1/4% 12/1/2014                                                          1,102,500           250
     1,000M   Easton Area Joint Sewer Authority 5% 12/1/2014                                993,750           226
       350M   Harrisburg Authority Water Revenue 6 1/2% 8/15/2002*                          382,813            87
     1,000M   North Pennsylvania Water Authority 6 7/8% 11/1/2004*                        1,158,750           264
     1,000M   North Wales Water Authority 6 3/4% 11/1/2004*                               1,143,750           260
              Philadelphia Water & Wastewater:
     1,230M     6 1/4% 8/1/2011                                                           1,409,887           321
     2,000M     6 1/4% 8/1/2012                                                           2,302,500           524
     2,950M   Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                          3,503,125           797
     1,000M   Washington County Indl. Dev. Auth. (West Penn. Power)
                6.05% 4/1/2014                                                            1,081,250           246
-----------------------------------------------------------------------------------------------------------------
                                                                                         14,270,450         3,246
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--12.5%
     1,500M   Harrisburg Authority Pooled Bond Program 5 5/8% 4/01/2015                   1,571,250           357
     1,000M   Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. 7%
                6/15/2005*                                                                1,167,500           266
     1,000M   Pennsylvania State Industrial Development Authority 6%
                1/1/2012                                                                  1,085,000           247
     1,000M   Philadelphia Authority for Ind. Dev. Lease Rev. 5.4%
                2/15/2017                                                                 1,030,000           234
       500M   Somerset County Gen. Auth. Commonwealth Lease Rev. 7%
                10/15/2001*                                                                 549,375           125
       100M   Washington County Auth. Lease Rev. 7.45% 6/15/2000*                           110,500            25
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,513,625         1,254
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $39,532,135)                  99.0%                 43,533,781         9,903
Other Assets, Less Liabilities                                      1.0                     428,426            97
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                        100.0%                $43,962,207       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Education--7.8%
    $  575M   George Mason University 6 3/8% 8/1/2016                                   $   638,250        $  271
     1,100M   Norfolk Redev. & Hsg. Auth. (Tidewater Cmnty. College)
                5 7/8% 11/1/2015                                                          1,186,625           504
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,824,875           775
-----------------------------------------------------------------------------------------------------------------
              General Obligation--6.7%
     1,000M   Chesapeake Public Improvement 5% 5/1/2013                                   1,018,750           433
       500M   Virginia State Public School Authority 6 1/2% 8/1/2013                        559,375           238
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,578,125           671
-----------------------------------------------------------------------------------------------------------------
              Health Care--18.5%
     1,150M   Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.) 6 3/8%
                10/1/2014                                                                 1,276,500           543
       500M   Hanover County Indl. Dev. Auth. (Bon Secours Health Sys. Projs.)
                6% 8/15/2010                                                                568,125           241
              Roanoke Indl. Dev. Auth. (Roanoke Memorial Hospitals Projects):
       295M     6 1/2% 7/1/2000*                                                            312,331           133
       255M     7 1/4% 7/1/2000*                                                            278,906           119
     1,675M     6 1/8% 7/1/2017                                                           1,917,875           815
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,353,737         1,851
-----------------------------------------------------------------------------------------------------------------
              Transportation--15.9%
     1,000M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                           1,171,250           498
       280M   Richmond Metro. Auth. Expressway Rev. 7% 10/15/2000*                          314,300           134
              Washington, D.C. Metropolitan Area Transportation Authority:
     1,000M     6% 7/1/2008                                                               1,131,250           481
     1,000M     6% 7/1/2010                                                               1,130,000           480
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,746,800         1,593
-----------------------------------------------------------------------------------------------------------------
              Utilities--24.2%
       175M   Henry County Public Service Auth. Water & Sewer Rev.
                7.2% 11/15/2000*                                                            191,625            81
              Leesburg Utility System Revenue:
       750M     6.3% 7/1/2002*                                                              825,938           351
       650M     5 1/8% 7/1/2017                                                             651,625           277
       500M   Loudoun County Sanitation Authority Water & Sewer Revenue
                6 1/4% 1/1/2010                                                             548,750           233
     1,000M   Norfolk Water Revenue 5 7/8% 11/1/2015                                      1,073,750           456
     1,000M   Prince William County Svce. Auth. Water & Sewer Sys.Rev.
                6 1/2% 7/1/2001*                                                          1,092,500           465
       560M   Roanoke County Water System Revenue 6 1/2% 7/1/2001*                          613,200           261
       625M   Upper Occoquan Sewer Authority Regional Sewer Revenue 6 1/2% 7/1/2001*        684,375           291
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,681,763         2,415
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--24.5%
     1,000M   Chesapeake Indl. Dev. Auth. (Chesapeake Court House Proj.)
                5 1/4% 6/1/2017                                                           1,012,500           431
       700M   Frederick County Indl. Dev. Auth. (Govt. Complex Proj.)
                6 1/2% 12/1/2014                                                            792,750           337
       545M   Pamunkey Regional Jail Authority 5 3/4% 7/1/2018                              579,744           246
     1,000M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2014                      1,166,250           496
     1,000M   Richmond Redev. & Hsg. Auth. (Old Manchester Proj.)
                6.8% 3/1/2015                                                             1,130,000           480
     1,000M   Riverside Regional Jail Authority 5 7/8% 7/1/2014                           1,082,500           460
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,763,744         2,450
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $20,655,669)                          22,949,044         9,755
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
    $  100M   Roanoke Industrial Development Authority (Carilion Health System)
                Adjustable Rate Note 4.80% (cost $100,000)**                            $   100,000       $    42
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $20,755,669)              98.0%               23,049,044         9,797
Other Assets, Less Liabilities                                        2.0                   476,948           203
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%              $23,525,992       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. Interest rate shown is the rate in effect at December 31, 1997.

See notes to financial statements





Statement of Assets and Liabilities
December 31, 1997
-------------------------   ------------------    -----------------------------------------------------------------
                            FIRST INVESTORS                   FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      -----------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA            MARYLAND
-------------------------   ------------------    -----------------------------------------------------------------

Assets
Investments in securities:
At identified cost                $177,947,232    $17,092,661       $21,613,647     $2,933,044         $11,187,064
                                  ============    ===========       ===========     ==========         ===========
At value (Note 1A)                $195,138,525    $18,827,400       $24,200,386     $3,272,694         $12,243,038
Cash                                   266,846         77,340           140,518         23,676               7,467
Receivables:
Interest                             4,178,441        358,024           350,159         66,105             263,106
Shares sold                             24,007         77,727            68,015            641                 680
                                  ------------    -----------       -----------     ----------         -----------
Total Assets                       199,607,819     19,340,491        24,759,078      3,363,116          12,514,291
                                  ------------    -----------       -----------     ----------         -----------
Liabilities
Payables:
Investment securities purchased             --        247,285                --             --                  --
Distributions payable                  378,377         12,432            61,359          3,280              20,986
Shares redeemed                        205,809         27,000             3,611          5,000                  --
Accrued advisory fees                  115,510          7,826            10,240            553               3,106
Accrued expenses                        32,463          3,911             7,129             --               2,695
                                  ------------    -----------       -----------     ----------         -----------
Total Liabilities                      732,159        298,454            82,339          8,833              26,787
                                  ------------    -----------       -----------     ----------         -----------
Net Assets                        $198,875,660    $19,042,037       $24,676,739     $3,354,283         $12,487,504
                                  ============    ===========       ===========     ==========         ===========
Net Assets Consist of:
Capital paid in                   $181,669,158    $17,446,108       $22,087,773     $3,025,504         $11,509,439
Undistributed net
investment income                       15,802          1,540             2,227            344               1,108
Accumulated net realized loss
on investments                            (593)      (140,350)               --        (11,215)            (79,017)
Net unrealized appreciation
in value of investments             17,191,293      1,734,739         2,586,739        339,650           1,055,974
                                  ------------    -----------       -----------     ----------         -----------
Total                             $198,875,660    $19,042,037       $24,676,739     $3,354,283         $12,487,504
                                  ============    ===========       ===========     ==========         ===========
Net Assets:
Class A                           $195,273,314    $16,150,989       $23,839,942     $3,151,576         $10,705,221
Class B                           $  3,602,346    $ 2,891,048       $   836,797     $  202,707         $ 1,782,283
Shares outstanding (Note 2):
Class A                             13,139,889      1,225,916         1,749,872        240,092             797,109
Class B                                242,488        219,595            61,413         15,460             132,740
Net asset value and redemption
price per share--Class A                $14.86         $13.17            $13.62         $13.13              $13.43
                                        ======         ======            ======         ======              ======
Maximum offering price per
share--Class A*                         $15.85         $14.05            $14.53         $14.01              $14.33
                                        ======         ======            ======         ======              ======
Net asset value and offering price
per share--Class B (Note 2)             $14.86         $13.17            $13.63         $13.11              $13.43
                                        ======         ======            ======         ======              ======


Statement of Assets and Liabilities (Continued)

--------------------------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                              NORTH
                                   MASSACHUSETTS       NEW JERSEY            CAROLINA      PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------------------------

Assets
Investments in securities:
At identified cost                   $21,785,655      $55,271,895          $6,217,678       $39,532,135     $20,755,669
                                     ===========      ===========          ==========       ===========     ===========
At value (Note 1A)                   $24,087,389      $61,287,354          $6,706,288       $43,533,781     $23,049,044
Cash                                     145,680            6,765              19,257            40,342          69,058
Receivables:
Interest                                 424,192        1,300,043             114,735           604,669         480,555
Shares sold                               34,046            8,242              53,850            73,583           5,429
                                     -----------      -----------          ----------       -----------     -----------
Total Assets                          24,691,307       62,602,404           6,894,130        44,252,375      23,604,086
                                     -----------      -----------          ----------       -----------     -----------
Liabilities
Payables:
Investment securities purchased          978,725          988,665                  --                --
Distributions payable                     43,598          178,158              10,668           230,721          40,275
Shares redeemed                           16,500          129,389                  --            32,146          21,156
Accrued advisory fees                      9,767           30,611               1,092            18,305           9,738
Accrued expenses                           7,372           22,093                  13             8,996           6,925
                                     -----------      -----------          ----------       -----------     -----------
Total Liabilities                      1,055,962        1,348,916              11,773           290,168          78,094
                                     -----------      -----------          ----------       -----------     -----------
Net Assets                           $23,635,345      $61,253,488          $6,882,357       $43,962,207     $23,525,992
                                     ===========      ===========          ==========       ===========     ===========
Net Assets Consist of:
Capital paid in                      $21,333,444      $55,230,803          $6,489,888       $39,958,184     $21,230,426
Undistributed net investment income          167            7,226                 308             2,377           2,191
Accumulated net realized loss
on investments                                --               --             (96,449)               --              --
Net unrealized appreciation
in value of investments                2,301,734        6,015,459             488,610         4,001,646       2,293,375
                                     -----------      -----------          ----------       -----------     -----------
Total                                $23,635,345      $61,253,488          $6,882,357       $43,962,207     $23,525,992
                                     ===========      ===========          ==========       ===========     ===========
Net Assets:
Class A                              $22,851,852      $59,242,864          $6,697,250       $42,222,933     $22,136,443
Class B                              $   783,493      $ 2,010,624          $  185,107       $ 1,739,274     $ 1,389,549
Shares outstanding (Note 2):
Class A                                1,873,547        4,452,814             528,806         3,179,262       1,673,933
Class B                                   64,261          151,379              14,622           131,068         105,173
Net asset value and redemption
price per share--Class A                  $12.20           $13.30              $12.66            $13.28          $13.22
                                          ======           ======              ======            ======          ======
Maximum offering price per
share--Class A*                           $13.01           $14.19              $13.50            $14.17          $14.10
                                          ======           ======              ======            ======          ======
Net asset value and offering price
per share--Class B (Note 2)               $12.19           $13.28              $12.66            $13.27          $13.21
                                          ======           ======              ======            ======          ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Operations
Six Months Ended December 31, 1997

-------------------------   ------------------    ----------------------------------------------------------------
                            FIRST INVESTORS                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      ----------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA            MARYLAND
-------------------------   ------------------    ----------------------------------------------------------------

Investment Income
Interest income                  $12,022,802       $  944,693        $1,327,161      $183,761           $  640,034
                                 -----------       ----------        ----------      --------           ----------
Expenses (Notes 1 and 5):
Advisory fees                      1,494,704          127,040           180,696        25,361               87,165
Distribution plan expenses
--Class A                            588,895           30,411            46,863         6,381               20,444
Distribution plan expenses
--Class B                             29,953           17,334             6,614         1,908               13,994
Shareholder servicing costs          164,607           17,467            18,102         4,237               11,715
Professional fees                     46,797            9,660            10,657         5,506                8,274
Custodian fees                        18,402            3,234             3,957           876                2,614
Reports to shareholders               38,397            2,324             2,390           410                1,172
Bond insurance premiums               28,465            3,032                --           138                2,442
Other expenses                        56,148            5,070             8,510         2,474                2,507
                                 -----------       ----------        ----------      --------           ----------
Total expenses                     2,466,368          215,572           277,789        47,291              150,327
Less: Expenses waived or assumed     (99,647)         (62,971)          (75,857)      (31,376)             (78,862)
Custodian fees paid indirectly       (13,283)          (3,234)           (3,957)         (866)              (2,189)
                                 -----------       ----------        ----------      --------           ----------
Expenses--net                      2,353,438          149,367           197,975        15,049               69,276
                                 -----------       ----------        ----------      --------           ----------
Net investment income              9,669,364          795,326         1,129,186       168,712              570,758
                                 -----------       ----------        ----------      --------           ----------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on investments     999,973           50,520            67,791        30,180               42,900
Net unrealized appreciation
of investments                     4,334,404          584,046           918,984       119,243              452,934
                                 -----------       ----------        ----------      --------           ----------
Net gain on investments            5,334,377          634,566           986,775       149,423              495,834
                                 -----------       ----------        ----------      --------           ----------
Net Increase in Net Assets
Resulting from Operations        $15,003,741       $1,429,892        $2,115,961      $318,135           $1,066,592
                                 ===========       ==========        ==========      ========           ==========



Statement of Operations (Continued)

-----------------------------------------------------------------------------------------------------------------
                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
                                                                      NORTH
                                 MASSACHUSETTS     NEW JERSEY       CAROLINA     PENNSYLVANIA        VIRGINIA
-----------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                    $1,346,062      $3,490,649       $325,628       $2,485,769        $1,251,923
                                   ----------      ----------       --------       ----------        ----------
Expenses (Notes 1 and 5):
Advisory fees                         173,659         453,656         46,342          330,424           168,175
Distribution plan expenses
--Class A                              45,042         117,517         12,101           85,681            42,401
Distribution plan expenses
--Class B                               6,339          17,297          1,282           12,159            12,227
Shareholder servicing costs            22,584          43,270          6,607           31,722            22,411
Professional fees                      12,057          25,692          6,857           10,773            11,294
Custodian fees                          4,019           7,765          1,527            9,185             3,849
Reports to shareholders                 3,433           5,968            682            4,394             3,123
Bond insurance premiums                   700           2,000            510            1,498             2,561
Other expenses                          7,612          19,302          2,532           12,232             7,075
                                   ----------      ----------       --------       ----------        ----------
Total expenses                        275,445         692,467         78,440          498,068           273,116
Less: Expenses waived or assumed      (81,986)        (90,731)       (51,264)        (110,141)          (80,537)
Custodian fees paid indirectly         (3,152)         (6,003)        (1,431)          (4,297)           (3,435)
                                   ----------      ----------       --------       ----------        ----------
Expenses--net                         190,307         595,733         25,745          383,630           189,144
                                   ----------      ----------       --------       ----------        ----------
Net investment income               1,155,755       2,894,916        299,883        2,102,139         1,062,779
                                   ----------      ----------       --------       ----------        ----------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on investments      140,093         538,959         14,963          499,152            55,541
Net unrealized appreciation
of investments                        551,435       1,458,613        254,334        1,260,229           841,380
                                   ----------      ----------       --------       ----------        ----------
Net gain on investments               691,528       1,997,572        269,297        1,759,381           896,921
                                   ----------      ----------       --------       ----------        ----------
Net Increase in Net Assets
Resulting from Operations          $1,847,283      $4,892,488       $569,180       $3,861,520        $1,959,700
                                   ==========      ==========       ========       ==========        ==========

See notes to financial statements





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                                                     FIRST INVESTORS MULTI-STATE
                                                              FIRST INVESTORS            INSURED TAX FREE FUND
                                                              NEW YORK INSURED       ---------------------------
                                                             TAX FREE FUND, INC.              CONNECTICUT
                                                          -------------------------- ---------------------------
Year Ended December 31                                           1997          1996           1997         1996
-------------------------------------------------------   -------------------------- ---------------------------

Increase (Decrease) in Net
Assets From Operations
Net investment income                                     $  9,669,364  $ 10,253,917    $   795,326  $   813,628
Net realized gain (loss) on investments                        999,973     1,289,959         50,520       49,894
Net unrealized appreciation (depreciation)
of investments                                               4,334,404    (5,797,415)       584,046     (341,867)
                                                          ------------  ------------    -----------  -----------
Net increase in net assets resulting from operations        15,003,741     5,746,461      1,429,892      521,655
                                                          ------------  ------------    -----------  -----------
Distributions to Shareholders
Net investment income--Class A                              (9,533,619)  (10,188,583)      (727,487)    (763,323)
Net investment income--Class B                                (124,703)      (81,519)       (69,611)     (47,896)
Net realized gains--Class A                                   (991,578)   (1,270,477)            --           --
Net realized gains--Class B                                    (18,325)      (14,025)            --           --
                                                          ------------  ------------    -----------  -----------
Total distributions                                        (10,668,225)  (11,554,604)      (797,098)    (811,219)
                                                          ------------  ------------    -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                    8,821,313    14,929,752      3,345,337    1,791,879
Value of distributions reinvested                            7,725,167     8,479,739        577,348      591,466
Cost of shares redeemed                                    (29,029,473)  (29,403,688)    (3,536,484)  (3,622,967)
                                                          ------------  ------------    -----------  -----------
                                                           (12,482,993)   (5,994,197)       386,201   (1,239,622)
                                                          ------------  ------------    -----------  -----------
Class B:
Proceeds from shares sold                                    1,309,248     1,324,681      1,650,444      870,165
Value of distributions reinvested                               85,393        43,157         60,562       44,644
Cost of shares redeemed                                       (109,219)     (242,836)      (396,030)    (259,832)
                                                          ------------  ------------    -----------  -----------
                                                             1,285,422     1,125,002      1,314,976      654,977
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) from share transactions            (11,197,571)   (4,869,195)     1,701,177     (584,645)
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) in net assets                       (6,862,055)  (10,677,338)     2,333,971     (874,209)
Net Assets
Beginning of year                                          205,737,715   216,415,053     16,708,066   17,582,275
                                                          ------------  ------------    -----------  -----------
End of year +                                             $198,875,660  $205,737,715    $19,042,037  $16,708,066
                                                          ============  ============    ===========  ===========
+Includes undistributed net investment income of          $     15,802  $      4,760    $     1,540  $     3,312
                                                          ============  ============    ===========  ===========
(a)Shares Issued and Redeemed
Class A:
Sold                                                           605,875     1,025,758        261,160      142,380
Issued for distributions reinvested                            528,609       582,469         44,937       46,920
Redeemed                                                    (1,993,188)   (2,024,730)      (276,898)    (288,759)
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) in Class A shares
outstanding                                                   (858,704)     (416,503)        29,199      (99,459)
                                                          ============  ============    ===========  ===========
Class B:
Sold                                                            89,912        90,689        127,371       69,093
Issued for distributions reinvested                              5,830         2,968          4,708        3,543
Redeemed                                                        (7,506)      (16,810)       (30,991)     (20,572)
                                                          ------------  ------------    -----------  -----------
Net increase in Class B shares outstanding                      88,236        76,847        101,088       52,064
                                                          ============  ============    ===========  ===========



Statement of Changes in Net Assets (Continued)
-----------------------------------------------------     ------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------
                                                                    FLORIDA                     GEORGIA
                                                          --------------------------    ------------------------
Year Ended December 31                                            1997          1996           1997         1996
-----------------------------------------------------     ------------------------------------------------------

Increase (Decrease) in Net Assets From Operations
Net investment income                                     $  1,129,186  $  1,094,996    $   168,712  $   172,346
Net realized gain (loss) on investments                         67,791        74,824         30,180       (3,567)
Net unrealized appreciation (depreciation)
of investments                                                 918,984      (389,084)       119,243      (35,533)
                                                          ------------  ------------    -----------  -----------
Net increase in net assets resulting from operations         2,115,961       780,736        318,135      133,246
                                                          ------------  ------------    -----------  -----------

Distributions to Shareholders
Net investment income--Class A                              (1,103,241)   (1,080,032)      (160,266)    (168,808)
Net investment income--Class B                                 (25,765)      (17,788)        (8,102)      (5,554)
Net realized gains--Class A                                    (64,428)           --             --           --
Net realized gains--Class B                                     (2,262)           --             --           --
                                                          ------------  ------------    -----------  -----------
Total distributions                                         (1,195,696)   (1,097,820)      (168,368)    (174,362)
                                                          ------------  ------------    -----------  -----------

Share Transactions (a)
Class A:
Proceeds from shares sold                                    3,953,847     4,886,609        311,222      708,947
Value of distributions reinvested                              639,331       527,296        121,894      130,926
Cost of shares redeemed                                     (4,945,111)   (4,030,124)      (691,067)    (577,642)
                                                          ------------  ------------    -----------  -----------
                                                              (351,933)    1,383,781       (257,951)     262,231
                                                          ------------  ------------    -----------  -----------
Class B:
Proceeds from shares sold                                      383,014       270,535         46,095       53,815
Value of distributions reinvested                               19,073        11,860          8,065        5,551
Cost of shares redeemed                                       (141,095)      (29,524)       (11,387)      (5,516)
                                                          ------------  ------------    -----------  -----------
                                                               260,992       252,871         42,773       53,850
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) from share transactions                (90,941)    1,636,652       (215,178)     316,081
                                                          ------------  ------------    -----------  -----------
Net increase (decrease) in net assets                          829,324     1,319,568        (65,411)     274,965

Net Assets
Beginning of year                                           23,847,415    22,527,847      3,419,694    3,144,729
                                                          ------------  ------------    -----------  -----------

End of year +                                             $ 24,676,739  $ 23,847,415    $ 3,354,283  $ 3,419,694
                                                          ============  ============    ===========  ===========
+ Includes undistributed net investment income of         $      2,227  $      2,047    $       344  $        --
                                                          ============  ============    ===========  ===========

(a) Shares Issued and Redeemed
Class A:
Sold                                                           297,950       376,905         24,835       57,305
Issued for distributions                                        48,100        40,598          9,603       10,551
Redeemed                                                      (373,839)     (309,903)       (54,774)     (46,987)
                                                          ------------  ------------    -----------  -----------

Net increase (decrease) in Class A shares
outstanding                                                    (27,789)      107,600        (20,336)      20,869
                                                          ============  ============    ===========  ===========

Class B:
Sold                                                            28,887        20,824          3,668        4,383
Issued for distributions reinvested                              1,432           913            635          447
Redeemed                                                       (10,782)       (2,299)          (895)        (449)
                                                          ------------  ------------    -----------  -----------

Net increase in Class B shares outstanding                      19,537        19,438          3,408        4,381
                                                          ============  ============    ===========  ===========


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------     --------------------------------------------------------
                                                              FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          --------------------------------------------------------
                                                                   MARYLAND                     MASSACHUSETTS
                                                          --------------------------    --------------------------
Year Ended December 31                                            1997          1996           1997          1996
-----------------------------------------------------     --------------------------    --------------------------

Increase (Decrease) in Net Assets From Operations
Net investment income                                     $    570,758  $    505,439     $ 1,155,755   $ 1,172,357
Net realized gain (loss) on investments                         42,900       (12,765)        140,093        85,294
Net unrealized appreciation (depreciation)
of investments                                                 452,934      (142,574)        551,435      (573,806)
                                                          ------------  ------------    ------------  ------------
Net increase in net assets resulting from operations         1,066,592       350,100       1,847,283      683,845
                                                          ------------  ------------    ------------  ------------

Distributions to Shareholders
Net investment income--Class A                                (511,125)     (471,931)     (1,133,213)   (1,153,025)
Net investment income--Class B                                 (58,525)      (37,153)        (26,803)      (16,672)
Net realized gains--Class A                                         --            --        (137,168)      (83,372)
Net realized gains--Class B                                         --            --          (4,721)       (1,922)
                                                          ------------  ------------    ------------  ------------
Total distributions                                            (569,650)    (509,084)     (1,301,905)   (1,254,991)
                                                          ------------  ------------    ------------  ------------

Share Transactions (a)
Class A:
Proceeds from shares sold                                    1,369,331     2,371,706       2,739,539     2,511,826
Value of distributions reinvested                              315,673       318,426         983,401       944,356
Cost of shares redeemed                                     (1,531,338)   (1,084,280)     (3,944,233)   (3,529,036)
                                                          ------------  ------------    ------------  ------------
                                                                153,666    1,605,852        (221,293)      (72,854)
                                                          ------------  ------------    ------------  ------------
Class B:
Proceeds from shares sold                                      755,812       605,384         242,414       202,279
Value of distributions reinvested                               33,277        27,636          24,880        16,060
Cost of shares redeemed                                        (90,836)      (29,524)        (18,083)       (6,000)
                                                          ------------  ------------    ------------  ------------
                                                               698,253       603,496         249,211       212,339
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) from share transactions                851,919     2,209,348          27,918       139,485
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) in net assets                        1,348,861     2,050,364         573,296      (431,661)
Net Assets
Beginning of year                                           11,138,643     9,088,279      23,062,049    23,493,710
                                                          ------------  ------------    ------------  ------------
End of year +                                             $ 12,487,504  $ 11,138,643    $ 23,635,345  $ 23,062,049
                                                          ============  ============    ============  ============
+ Includes undistributed net investment income of         $      1,108  $         --    $        167  $      4,428
                                                          ============  ============    ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                           105,429       185,393         228,885       211,581
Issued for distributions                                        24,226        24,934          81,842        79,444
Redeemed                                                      (118,217)      (85,125)       (328,701)     (296,546)
                                                          ------------  ------------    ------------  ------------

Net increase (decrease) in Class A shares
outstanding                                                     11,438      125,202       (17,974)          (5,521)
                                                          ============  ============    ============  ============

Class B:
Sold                                                            57,852        47,217          20,137        17,031
Issued for distributions reinvested                              2,552         2,165           2,069         1,352
Redeemed                                                        (6,964)       (2,293)         (1,506)         (510)
                                                          ------------  ------------    ------------  ------------

Net increase in Class B shares outstanding                      53,440        47,089          20,700        17,873
                                                          ============  ============    ============  ============




Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          -------------------------------------------------------
                                                                  NEW JERSEY                  NORTH CAROLINA
                                                          ---------------------------   --------------------------
Year Ended December 31                                             1997         1996           1997          1996
-------------------------------------------------------   ---------------------------   --------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                                        $ 2,894,916  $ 2,916,680     $  299,883    $  271,024
Net realized gain (loss) on investments                          538,959       70,669         14,963       (23,116
Net unrealized appreciation (depreciation)
of investments                                                 1,458,613   (1,196,743)       254,334       (34,400)
                                                             -----------  -----------   ------------  ------------
Net increase in net assets resulting from operations           4,892,488    1,790,606        569,180       213,508
                                                             -----------  -----------   ------------  ------------

Distributions to Shareholders
Net investment income--Class A                                (2,820,992)  (2,869,228)      (294,736)     (266,604)
Net investment income--Class B                                   (70,065)     (49,644)        (5,281)       (4,745)
Net realized gains--Class A                                     (521,354)     (68,924)            --            --
Net realized gains--Class B                                      (17,683)      (1,745)            --            --
                                                             -----------  -----------   ------------  ------------
Total distributions                                           (3,430,094)  (2,989,541)      (300,017)     (271,349)
                                                             -----------  -----------   ------------  ------------

Share Transactions (a)
Class A:
Proceeds from shares sold                                      5,185,860    5,754,747      1,277,363     1,421,600
Value of distributions reinvested                              2,163,582    1,964,745        189,740       171,717
Cost of shares redeemed                                       (8,349,542)  (6,865,273)      (855,438)     (697,053)
                                                             -----------  -----------   ------------  ------------
                                                              (1,000,100)     854,219        611,665       896,264
                                                             -----------  -----------   ------------  ------------

Class B:
Proceeds from shares sold                                        514,175      662,997        125,284        61,061
Value of distributions reinvested                                 68,543       34,559          3,236         2,715
Cost of shares redeemed                                         (216,809)     (37,693)       (83,078)       (5,871)
                                                             -----------  -----------   ------------  ------------
                                                                 365,909      659,863         45,442        57,905
                                                             -----------  -----------   ------------  ------------

Net increase (decrease) from share transactions                 (634,191)   1,514,082        657,107       954,169
                                                             -----------  -----------   ------------  ------------
Net increase (decrease) in net assets                            828,203      315,147        926,270       896,328

Net Assets
Beginning of year                                             60,425,285   60,110,138      5,956,087     5,059,759
                                                             -----------  -----------   ------------  ------------
End of year+                                                 $61,253,488  $60,425,285   $  6,882,357  $  5,956,087
                                                             ===========  ===========   ============  ============
+ Includes undistributed net investment income of            $     7,226  $     3,367   $        308  $        442
                                                             ===========  ===========   ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                             397,509      444,851        103,107       118,028
Issued for distributions reinvested                              164,789      152,014         15,450        14,318
Redeemed                                                        (638,130)    (532,184)       (69,558)      (58,047)
                                                             -----------  -----------   ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                                      (75,832)      64,681         48,999        74,299
                                                             ===========  ===========   ============  ============

Class B:
Sold                                                              39,138       51,533         10,154        5,163
Issued for distributions reinvested                                5,219        2,676            264          227
Redeemed                                                         (16,522)      (2,937)        (6,823)        (495)
                                                             -----------  -----------   ------------  -----------
Net increase in Class B shares outstanding                        27,835       51,272          3,595        4,895
                                                             ===========  ===========   ============  ===========



Statement of Changes in Net Assets (Continued)
-------------------------------------------------------------------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          ---------------------------------------------------------
                                                                   PENNSYLVANIA                    VIRGINIA
                                                          ----------------------------    --------------------------
Year Ended December 31                                              1997          1996            1997          1996
-------------------------------------------------------   ----------------------------    --------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                                         $ 2,102,139  $ 1,999,437    $  1,062,779  $  1,163,876
Net realized gain (loss) on investments                           499,152       92,636          55,541       116,236
Net unrealized appreciation (depreciation)
of investments                                                  1,260,229     (641,156)        841,380      (619,607)
                                                              -----------  -----------    ------------  ------------
Net increase in net assets resulting from operations            3,861,520    1,450,917       1,959,700       660,505
                                                              -----------  -----------    ------------  ------------

Distributions to Shareholders
Net investment income--Class A                                 (2,053,887)  (1,992,199)     (1,017,300)   (1,113,699)
Net investment income--Class B                                    (48,614)     (22,090)        (49,137)      (46,545)
Net realized gains--Class A                                      (481,910)     (90,955)        (53,373)     (110,130)
Net realized gains--Class B                                       (19,807)      (1,681)         (3,353)       (6,106)
                                                              -----------  -----------    ------------  ------------

Total distributions                                            (2,604,218)  (2,106,925)     (1,123,163)   (1,276,480)
                                                              -----------  -----------    ------------  ------------

Share Transactions (a)
Class A:
Proceeds from shares sold                                       4,830,698    6,171,576       1,989,565     2,536,360
Value of distributions reinvested                               1,549,699    1,238,624         717,022       803,597
Cost of shares redeemed                                        (7,614,846)  (4,511,225)     (2,405,825)   (6,898,896)
                                                              -----------  -----------    ------------  ------------
                                                              (1,234,449)    2,898,975         300,762    (3,558,939)
                                                              -----------  -----------    ------------  ------------

Class B:
Proceeds from shares sold                                         965,794      553,480         372,554       596,169
Value of distributions reinvested                                  48,384       18,267          30,964        39,343
Cost of shares redeemed                                           (83,930)     (32,601)       (227,855)     (431,254)
                                                              -----------  -----------    ------------  ------------
                                                                  930,248      539,146         175,663       204,258
                                                              -----------  -----------    ------------  ------------
Net increase (decrease) from share transactions                  (304,201)   3,438,121         476,425    (3,354,681)
                                                              -----------  -----------    ------------  ------------
Net increase (decrease) in net assets                             953,101    2,782,113       1,312,962    (3,970,656)

Net Assets
Beginning of year                                              43,009,106   40,226,993      22,213,030    26,183,686
                                                              -----------  -----------    ------------  ------------
End of year+                                                  $43,962,207  $43,009,106    $ 23,525,992  $ 22,213,030
                                                              ===========  ===========    ============  ============
+ Includes undistributed net investment income of             $     2,377  $     2,739    $      2,191  $      5,849
                                                              ===========  ===========    ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                              373,121      482,260         155,283      199,610
Issued for distributions reinvested                               118,522       96,567          55,601       63,260
Redeemed                                                         (582,302)    (352,480)       (187,941)    (548,735)
                                                              -----------  -----------    ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                                       (90,659)     226,347          22,943      (285,865)
                                                              ===========  ===========    ============  ============

Class B:
Sold                                                              73,391       42,789           29,002        46,713
Issued for distributions reinvested                                3,687        1,424            2,405         3,098
Redeemed                                                          (6,492)      (2,514)         (17,762)      (34,525)
                                                             -----------  -----------     ------------  ------------
Net increase in Class B shares outstanding                        70,586       41,699           13,645        15,286
                                                             ===========  ===========     ============  ============

See notes to financial statements



Notes to Financial Statements
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

1. Significant Accounting Policies--First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured")(collectively, "Funds") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. New York Insured consists of a single investment series and Multi-State Insured consists of seventeen separate investment series. This report relates to New York Insured and the nine Funds of Multi-State Insured listed above. Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of New York Insured is to provide a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that state.

A. Security Valuation--The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 1997, Funds having capital loss carryovers were as follows:

                                       Year Capital Loss
                                       Carryovers Expire
                         -------------------------------------------
MULTI-STATE INSURED           Total       2002       2003       2004
---------------------      --------   --------   --------   --------
CONNECTICUT Fund           $140,350   $140,350    $    --    $    --
GEORGIA Fund                 11,215         --      7,648      3,567
MARYLAND Fund                79,017     66,252         --     12,765
NORTH CAROLINA Fund          96,449     53,037     20,296     23,116

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October capital losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Funds' custodian has provided credits for the New York Insured and the nine Funds of Multi-State Insured included in this report of $13,283, and $28,564, respectively, against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Multi-State Insured has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the year ended December 31, 1997, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:


                                 Cost         Proceeds
                                   of               of
                            Purchases            Sales
                       --------------     ------------
NEW YORK INSURED         $ 46,794,858     $ 62,815,019

MULTI-STATE INSURED
-------------------
CONNECTICUT Fund            4,085,957        2,373,206
FLORIDA Fund                4,479,534        4,962,042
GEORGIA Fund                  702,476          923,602
MARYLAND Fund               4,946,013        3,984,406
MASSACHUSETTS Fund          6,850,543        6,318,425
NEW JERSEY Fund            13,021,296       13,892,413
NORTH CAROLINA Fund         2,466,002        1,809,761
PENNSYLVANIA Fund          15,776,584       16,356,165
VIRGINIA Fund               2,564,724        2,169,262

At December 31, 1997, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                     Gross         Gross           Net
                  Aggregate     Unrealized    Unrealized    Unrealized
                       Cost   Appreciation  Depreciation  Appreciation
               ------------   ------------  ------------  ------------
NEW YORK
INSURED        $177,947,825    $17,190,700    $       --   $17,190,700

MULTI-STATE
INSURED
-----------
CONNECTICUT
Fund             17,092,661      1,734,739            --     1,734,739
FLORIDA
Fund             21,613,647      2,586,739            --     2,586,739
GEORGIA
Fund              2,933,044        339,650            --       339,650
MARYLAND
Fund             11,187,064      1,055,974            --     1,055,974
MASSACHUSETTS
Fund             21,785,655      2,301,734            --     2,301,734
NEW JERSEY
Fund             55,271,895      6,015,459            --     6,015,459
NORTH CAROLINA
Fund              6,217,678        488,610            --       488,610
PENNSYLVANIA
Fund             39,532,135      4,001,646            --     4,001,646
VIRGINIA
Fund             20,755,669      2,293,375            --     2,293,375

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors/trustees of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) was paid by FIMCO or FIC. Effective January 1, 1998, independent directors/trustees will be remunerated by the Funds.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by
 .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1997, advisory fees of New York Insured amounted to $1,494,704, of which $99,647 was waived. For the same period, advisory fees for the nine Funds of Multi-State Insured included in this report amounted to $1,592,518, of which $522,277 was waived; other expenses in the amount of $141,448 were assumed by FIMCO.

For the year ended December 31, 1997, FIC, as underwriter, received $226,611 in commissions on sales of shares of New York Insured, after allowing $27,388 to other dealers, and $613,321 in commissions on sales of shares of the nine Funds of Multi-State Insured included in this report, after allowing $184,393 to other dealers. Shareholder servicing costs of New York Insured and the nine Funds of Multi-State Insured consisted of $143,803, and $130,734, respectively, in transfer agent fees and out of pocket expenses accrued to ADM.

Pursuant to Distribution Plans adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.




This page left blank intentionally.



Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                  $14.72       $.809       $  .608       $ 1.417      $.820         $.137
1994                                   15.18        .758        (1.510)        (.752)      .768            --
1995                                   13.66        .738         1.331         2.069       .740          .059
1996                                   14.93        .719         (.298)         .421       .720          .091
1997                                   14.54        .709          .395         1.104       .708          .076
Class B
1/12/95* to 12/31/95                   13.76        .616         1.232         1.848       .619          .059
1996                                   14.93        .617         (.306)         .311       .620          .091
1997                                   14.53        .608          .406         1.014       .608          .076
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                  $12.05       $.615       $ 1.053        $1.668      $.625         $.043
1994                                   13.05        .609        (1.480)        (.871)      .609            --
1995                                   11.57        .617         1.333         1.950       .620            --
1996                                   12.90        .619         (.202)         .417       .617            --
1997                                   12.70        .613          .471         1.084       .614            --
Class B
1/12/95* to 12/31/95                   11.67        .512         1.242         1.754       .524            --
1996                                   12.90        .522         (.204)         .318       .518            --
1997                                   12.70        .516          .470          .986       .516            --
FLORIDA FUND
Class A
1993                                  $12.21       $.664       $ 1.032        $1.696      $.671         $.095
1994                                   13.14        .642        (1.346)        (.704)      .646            --
1995                                   11.79        .640         1.527         2.167       .647            --
1996                                   13.31        .623         (.198)         .425       .625            --
1997                                   13.11        .624          .547         1.171       .624          .037
Class B
1/12/95* to 12/31/95                   11.87        .529         1.460         1.989       .549            --
1996                                   13.31        .530         (.204)         .326       .526            --
1997                                   13.11        .531          .552         1.083       .526          .037



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------


FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                  $.957        $15.18        9.82        $211,967         1.27          5.35
1994                                   .768         13.66       (5.03)        193,916         1.28          5.30
1995                                   .799         14.93       15.45         215,259         1.23          5.10
1996                                   .811         14.54        2.95         203,496         1.23          4.93
1997                                   .784         14.86        7.82         195,273         1.17          4.86
Class B
1/12/95* to 12/31/95                   .678         14.93       13.66           1,156         2.00+         4.34+
1996                                   .711         14.53        2.18           2,242         1.93          4.23
1997                                   .684         14.86        7.16           3,602         1.87          4.16
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                  $.668        $13.05       14.10        $ 17,202          .80          4.83
1994                                   .609         11.57       (6.75)         14,848          .87          5.01
1995                                   .620         12.90       17.18          16,725          .85          4.98
1996                                   .617         12.70        3.37          15,203          .81          4.92
1997                                   .614         13.17        8.77          16,151          .80          4.78
Class B
1/12/95* to 12/31/95                   .524         12.90       15.28            8.57         1.71+         4.12+
1996                                   .518         12.70        2.57           1,505         1.61          4.12
1997                                   .516         13.17        7.95           2,891         1.60          3.98
FLORIDA FUND
Class A
1993                                  $.766        $13.14       14.19        $ 21,397          .45          5.20
1994                                   .646         11.79       (5.39)         19,765          .62          5.24
1995                                   .647         13.31       18.77          22,229          .75          5.05
1996                                   .625         13.11        3.34          23,299          .83          4.80
1997                                   .661         13.62        9.18          23,840          .80          4.71
Class B
1/12/95* to 12/31/95                   .549         13.31       17.06             299         1.68+         4.12+
1996                                   .526         13.11        2.56             549         1.62          4.01
1997                                   .563         13.63        8.38             837         1.60          3.91



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                   N/A          N/A           31
1994                                   N/A          N/A           55
1995                                   N/A          N/A           53
1996                                   N/A          N/A           53
1997                                  1.22         4.81           24
Class B
1/12/95* to 12/31/95                   N/A          N/A           53
1996                                   N/A          N/A           53
1997                                  1.92         4.11           24
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                  1.15         4.48           29
1994                                  1.22         4.66           63
1995                                  1.20         4.63           26
1996                                  1.23         4.50           15
1997                                  1.17         4.41           14
Class B
1/12/95* to 12/31/95                  2.07+        3.76+          26
1996                                  2.02         3.71           15
1997                                  1.97         3.61           14
FLORIDA FUND
Class A
1993                                  1.10         4.55           53
1994                                  1.19         4.67           98
1995                                  1.15         4.65           68
1996                                  1.16         4.47           55
1997                                  1.11         4.40           19
Class B
1/12/95* to 12/31/95                  2.09+        3.70+          68
1996                                  1.95         3.68           55
1997                                  1.91         3.60           19



Financial Highlights (Continued)
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
GEORGIA FUND
Class A
1993                               $11.42         $.603         $ 1.091       $1.694       $.619        $.005
1994                                12.49          .584          (1.165)       (.581)       .579           --
1995                                11.33          .653           1.387        2.040        .650           --
1996                                12.72          .639           (.161)        .478        .648           --
1997                                12.55          .639            .578        1.217        .637           --
Class B
1/12/95* to 12/31/95                11.42          .529           1.303        1.832        .542           --
1996                                12.71          .563           (.183)        .380        .550           --
1997                                12.54          .524            .584        1.108        .538           --
MARYLAND FUND
Class A
1993                               $12.11         $.653         $ 1.083       $1.736       $.660        $.036
1994                                13.15          .644          (1.373)       (.729)       .651           --
1995                                11.77          .668           1.348        2.016        .666           --
1996                                13.12          .650           (.235)        .415        .655           --
1997                                12.88          .652            .549        1.201        .651           --
Class B
1/12/95* to 12/31/95                11.85          .561           1.279        1.840        .570           --
1996                                13.12          .555           (.249)        .306        .556           --
1997                                12.87          .551            .556        1.107        .547           --
MASSACHUSETTS FUND
Class A
1993                               $11.71         $.653         $  .716       $1.369       $.660        $.139
1994                                12.28          .627          (1.267)       (.640)       .630           --
1995                                11.01          .612           1.227        1.839        .613         .016
1996                                12.22          .603           (.256)        .347        .602         .045
1997                                11.92          .601            .356         .957        .603         .074
Class B
1/12/95* to 12/31/95                11.09          .508           1.155        1.663        .527         .016
1996                                12.21          .514           (.263)        .251        .506         .045
1997                                11.91          .508            .353         .861        .507         .074



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
GEORGIA FUND
Class A
1993                               $.624          $12.49         15.16        $ 1,469        .13          4.96
1994                                .579           11.33         (4.69)         2,065        .20          4.99
1995                                .650           12.72         18.40          3,047        .20          5.41
1996                                .648           12.55          3.94          3,269        .38          5.17
1997                                .637           13.13         10.00          3,152        .40          5.03
Class B
1/12/95* to 12/31/95                .542           12.71         16.34             97       1.00+         4.61+
1996                                .550           12.54          3.13            151       1.19          4.36
1997                                .538           13.11          9.07            203       1.20          4.23
MARYLAND FUND
Class A
1993                               $.696          $13.15         14.62        $ 6,643        .45          5.16
1994                                .651           11.77         (5.59)         6,904        .45          5.27
1995                                .666           13.12         17.50          8,666        .48          5.32
1996                                .655           12.88          3.33         10,118        .51          5.10
1997                                .651           13.43          9.59         10,705        .50          5.01
Class B
1/12/95* to 12/31/95                .570           13.12         15.82            423       1.38+         4.42+
1996                                .556           12.87          2.45          1,021       1.31          4.30
1997                                .547           13.43          8.81          1,782       1.30          4.21
MASSACHUSETTS FUND
Class A
1993                               $.799          $12.28         11.93        $23,653        .90          5.37
1994                                .630           11.01         (5.30)        20,838        .95          5.45
1995                                .629           12.22         17.07         23,180        .90          5.22
1996                                .647           11.92          2.99         22,543        .86          5.08
1997                                .677           12.20          8.27         22,852        .80          5.01
Class B
1/12/95* to 12/31/95                .543           12.21         15.28            314       1.76+         4.36+
1996                                .551           11.91          2.16            519       1.66          4.28
1997                                .581           12.19          7.41            783       1.60          4.21



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                                       RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------


FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
GEORGIA FUND
Class A
1993                                  1.84         3.24          50
1994                                  1.93         3.26          78
1995                                  1.42         4.20          45
1996                                  1.44         4.11          37
1997                                  1.33         4.10          21
Class B
1/12/95* to 12/31/95                  2.22+        3.40+         45
1996                                  2.25         3.30          37
1997                                  2.13         3.30          21
MARYLAND FUND
Class A
1993                                  1.28         4.33          50
1994                                  1.34         4.37          44
1995                                  1.24         4.55          49
1996                                  1.24         4.37          13
1997                                  1.18         4.33          35
Class B
1/12/95* to 12/31/95                  2.19+        3.61+         49
1996                                  2.05         3.57          13
1997                                  1.98         3.53          35
MASSACHUSETTS FUND
Class A
1993                                  1.15         5.12          32
1994                                  1.20         5.20          64
1995                                  1.15         4.97          40
1996                                  1.18         4.76          45
1997                                  1.15         4.66          28
Class B
1/12/95* to 12/31/95                  2.01+        4.10+         40
1996                                  1.98         3.96          45
1997                                  1.95         3.86          28

*  Date Class B shares first offered
** Calculated without sales charges
+  Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).





Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                $12.67        $.680         $  .947      $ 1.627       $.684       $.103
1994                                 13.51         .659          (1.448)       (.789)       .661          --
1995                                 12.06         .648           1.291        1.939        .652        .097
1996                                 13.25         .636           (.245)        .391        .636        .015
1997                                 12.99         .630            .427        1.057        .629        .118
Class B
1/12/95* to 12/31/95                 12.14         .526           1.199        1.725        .528        .097
1996                                 13.24         .533           (.253)        .280        .535        .015
1997                                 12.97         .525            .433         .958        .530        .118
NORTH CAROLINA FUND
Class A
1993                                $11.37        $.595         $  .962       $1.557       $.604       $.043
1994                                 12.28         .594          (1.380)       (.786)       .594          --
1995                                 10.90         .608           1.391        1.999        .609          --
1996                                 12.29         .590           (.159)        .431        .591          --
1997                                 12.13         .597            .530        1.127        .597          --
Class B
1/12/95* to 12/31/95                 10.99         .492           1.307        1.799        .499          --
1996                                 12.29         .496           (.161)        .335        .495          --
1997                                 12.13         .497            .534        1.031        .501          --
PENNSYLVANIA FUND
Class A
1993                                $12.26        $.667         $ 1.048       $1.715       $.663       $.152
1994                                 13.16         .627          (1.447)       (.820)       .630          --
1995                                 11.71         .638           1.463        2.101        .635        .036
1996                                 13.14         .622           (.197)        .425        .627        .028
1997                                 12.91         .624            .523        1.147        .624        .153
Class B
1/12/95* to 12/31/95                 11.81         .539           1.376        1.915        .549        .036
1996                                 13.14         .529           (.201)        .328        .530        .028
1997                                 12.91         .526            .510        1.036        .523        .153



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                 $.787         $13.51       13.09         $64,558        .96          5.12
1994                                  .661          12.06       (5.91)         55,379        .99          5.21
1995                                  .749          13.25       16.41          59,153        .99          5.06
1996                                  .651          12.99        3.09          58,823        .98          4.92
1997                                  .747          13.30        8.36          59,243        .96          4.81
Class B
1/12/95* to 12/31/95                  .625          13.24       14.45             957       1.81+         4.24+
1996                                  .550          12.97        2.22           1,603       1.78          4.12
1997                                  .648          13.28        7.56           2,011       1.76          4.01
NORTH CAROLINA FUND
Class A
1993                                 $.647         $12.28       13.98          $3,883        .13          4.99
1994                                  .594          10.90       (6.45)          3,872        .20          5.22
1995                                  .609          12.29       18.72           4,984        .20          5.18
1996                                  .591          12.13        3.68           5,822        .38          4.94
1997                                  .597          12.66        9.56           6,697        .40          4.87
Class B
1/12/95* to 12/31/95                  .499          12.29       16.65              75       1.00+         4.38+
1996                                  .495          12.13        2.85             134       1.20          4.12
1997                                  .501          12.66        8.71             185       1.20          4.07
PENNSYLVANIA FUND
Class A
1993                                 $.815         $13.16       14.28         $35,514        .79          5.17
1994                                  .630          11.71       (6.31)         33,542        .88          5.11
1995                                  .671          13.14       18.29          39,980        .86          5.07
1996                                  .655          12.91        3.39          42,228        .86          4.86
1997                                  .777          13.28        9.14          42,223        .85          4.79
Class B
1/12/95* to 12/31/95                  .585          13.14       16.49             247       1.72+         4.20+
1996                                  .558          12.91        2.61             781       1.66          4.06
1997                                  .676          13.27        8.23           1,739       1.65          3.99



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                                       RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------
                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                   1.11         4.97          44
1994                                   1.14         5.06          60
1995                                   1.14         4.91          30
1996                                   1.13         4.77          35
1997                                   1.11         4.66          22
Class B
1/12/95* to 12/31/95                   1.97+        4.08+         30
1996                                   1.93         3.97          35
1997                                   1.91         3.86          22
NORTH CAROLINA FUND
Class A
1993                                   1.28         3.83          32
1994                                   1.44         3.99          61
1995                                   1.36         4.03          76
1996                                   1.31         4.02          43
1997                                   1.23         4.04          30
Class B
1/12/95* to 12/31/95                   2.16+        3.23+         76
1996                                   2.12         3.20          43
1997                                   2.03         3.24          30
PENNSYLVANIA FUND
Class A
1993                                   1.10         4.86          37
1994                                   1.13         4.86          81
1995                                   1.11         4.82          48
1996                                   1.11         4.61          42
1997                                   1.10         4.54          37
Class B
1/12/95* to 12/31/95                   1.98+        3.94+         48
1996                                   1.91         3.81          42
1997                                   1.90         3.74          37

 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).





Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
VIRGINIA FUND
Class A
1993                                 $12.23       $.636        $  .915       $1.551        $.639         $.082
1994                                  13.06        .611         (1.383)       (.772)        .608            --
1995                                  11.68        .625          1.370        1.995         .629          .036
1996                                  13.01        .626          (.195)        .431         .624          .067
1997                                  12.75        .615           .504        1.119         .617          .032
Class B
1/12/95* to 12/31/95                  11.76        .510          1.286        1.796         .520          .036
1996                                  13.00        .525          (.194)        .331         .524          .067
1997                                  12.74        .513           .505        1.018         .516          .032



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
VIRGINIA FUND
Class A
1993                                  $.721        $13.06       12.94        $24,684         .81          4.97
1994                                   .608         11.68       (5.97)        22,325         .85          5.01
1995                                   .665         13.01       17.42         25,193         .81          5.01
1996                                   .691         12.75        3.47         21,047         .79          4.93
1997                                   .649         13.22        9.03         22,136         .80          4.78
Class B
1/12/95* to 12/31/95                   .556         13.00       15.53            991        1.66+         4.16+
1996                                   .591         12.74        2.66          1,166        1.59          4.13
1997                                   .548         13.21        8.19          1,390        1.60          3.98




Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                                   RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------
                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
VIRGINIA FUND
Class A
1993                                   1.16        4.62            39
1994                                   1.20        4.66            55
1995                                   1.16        4.66            34
1996                                   1.20        4.52            30
1997                                   1.16        4.42            10
Class B
1/12/95* to 12/31/95                   2.02+       3.80+           34
1996                                   2.00        3.72            30
1997                                   1.96        3.62            10

 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors New York Insured Tax Free Fund, Inc. and First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors New York Insured Tax Free Fund, Inc. and the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors New York Insured Tax Free Fund, Inc. and each of the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                Tait, Weller & Baker

Philadelphia, Pennsylvania
January 30, 1998




FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Directors/Trustees
--------------------------------------------------------------------
James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------------------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information
--------------------------------------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005

First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK
FIMS-149

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.

First Investors
Multi-State Insured
Tax Free Fund

Arizona Fund
California Fund
Colorado Fund
Michigan Fund
Minnesota Fund
Missouri Fund
Ohio Fund
Oregon Fund


ANNUAL
REPORT

DECEMBER 31, 1997


Portfolio Manager's Letter
First Investors Multi-State Insured Tax Free Fund
  Arizona, California, Colorado, Michigan, Minnesota,
  Missouri, Ohio and Oregon Funds

Dear Investor:

1997 was a very good year for the U.S. economy and financial markets. The economy grew at an annual pace of 3.8%, with the unemployment rate falling to its lowest level since the 1970's. Despite faster economic growth, inflation, as measured by the Consumer Price Index, rose less than 2%, its smallest increase in over ten years. Reflecting the strong economy, the Federal budget deficit declined substantially and had almost been eliminated by year-end. Against this backdrop, the Federal Reserve held monetary policy steady after one small increase in the benchmark Federal funds rate in March.

Although both the U.S. bond and stock markets suffered setbacks at times during the year, the combination of moderate growth and low inflation ultimately provided a rewarding environment for investors. Long-term bond yields fell to their lowest level in two years, while the broad stock market indices recorded their third consecutive year of substantial gains. While many overseas markets were buffeted by the economic crisis in Southeast Asia, U.S. markets remained relatively stable or -- in the case of the bond market -- benefited from a "flight to safety" as investors sought the security of the world's largest and most efficient financial markets.

Long-term municipal bond yields ended 1997 near their lowest level since the mid-1970's. Most of the decline in yields occurred during the second half of the year as the bond market benefited from low inflation in the U.S. and instability in Southeast Asia. Low yields spurred issuance of $220 billion of municipal bonds during 1997, the third largest volume of supply in the market's history. This supply kept municipal bond yields higher than they might have been otherwise. As a result, municipal bonds ended the year somewhat cheap relative to taxable bonds, laying the groundwork for strong performance in 1998.

During the year, the eight Multi-State Funds included in this report had the following returns on a net asset value basis on Class A and B shares, respectively: Arizona 9.3% and 8.4%, California 9.7% and 8.8%, Colorado 9.4% and 8.6%, Michigan 9.4% and 8.5%, Minnesota 8.6% and 7.7%, Missouri 9.4% and 8.6%, Ohio 8.6% and 7.7%, and Oregon 10.0% and 9.0%. According to Lipper Analytical Services, Inc., the total returns on the Class A shares of all the Funds exceeded the average return of their respective mutual fund peer group as follows: Arizona .68%, California 1.04%, Colorado .20%, Michigan .87%, Minnesota .41%, Missouri .83%, Ohio
 .46% and Oregon 1.35%.

The generally good performance of these Funds during 1997 is attributable to two factors. First, a substantial percentage of each of the Fund's assets was invested in noncallable bonds. Most municipal bonds are callable which means that issuers can buy -- or call -- bonds from investors if interest rates fall. This limits the price appreciation of callable bonds when interest rates fall as they did in 1997. In contrast, noncallable bonds have unlimited potential to increase in price. Our holdings of noncallable bonds contributed significantly to the Funds' total returns. Second, except for a period in the Spring, the Funds remained substantially fully invested. This allowed the Funds to earn the highest amount of income possible and provided the best opportunity to benefit on a total return basis from falling interest rates.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 50 basis point (or .5%) increase in yield on a twenty-year municipal bond results in roughly a 6% decrease in that bond's price. In each of the last five years, twenty-year municipal bond yields have fluctuated by more than 50 basis points. In addition, while the Funds' municipal bonds are insured as to timely payment of principal and interest, the insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Following 1997's strong performance, the outlook for U.S. financial markets continues to be positive, although uncertainties do exist. In particular, we believe that the economic problems in Southeast Asia will slow growth in the U.S. However, it is unclear to what extent growth will be slowed and, consequently, what the ultimate impact will be on the financial markets. On a positive note, Southeast Asia's problems should result in lower inflation worldwide. Uncertainty often leads to volatile markets. During such times, investors are generally best served by focusing on long-term objectives and maintaining a disciplined approach to investing.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

January 30, 1998



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 As of December 31, 1997

                     ARIZONA GRAPH PLOTS

                ARIZONA           LEHMAN
NOV 1990          9,375           10,000
DEC 1990          9,337           10,246
DEC 1991         10,241           11,490
DEC 1992         11,345           12,503
DEC 1993         13,033           14,038
DEC 1994         12.298           13,313
DEC 1995         14,562           15,636
DEC 1996         15,100           16,301
DEC 1997         16,502           17,799

(INSET BOX IN CHART READS:)


                                Average Annual Total Returns*
Class A Shares         N.A.V. Only       S.E.C. Standardized
  One Year                9.28%                     2.48%
  Five Years              7.78%                     6.39%
  Since Inception
  (11/1/90)               8.20%                     7.24%
  S.E.C. 30-Day Yield                    4.21%
Class B Shares
  One Year                8.36%                     4.36%
  Since Inception
  (1/12/95)               9.11%                     8.25%
  S.E.C. 30-Day Yield                    3.69%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) beginning 11/1/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.78%, 5.56% and 6.27%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.55%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.63% and 7.39%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.98%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 As of December 31, 1997

CALIFORNIA GRAPH PLOTS

                CALIFORNIA        LEHMAN
JAN 1988          9,375           10,000
DEC 1988         10,589           11,016
DEC 1989         11,659           12,203
DEC 1990         12,492           13,093
DEC 1991         13,898           14,683
DEC 1992         15.241           15,978
DEC 1993         17,254           17,939
DEC 1994         16,202           17,012
DEC 1995         19,144           20,004
DEC 1996         19,894           20,854
DEC 1997         21,816           22,771

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares      N.A.V. Only     S.E.C. Standardized
  One Year             9.66%              2.84%
  Five Years           7.44%              6.07%
  Ten Years            8.79%              8.11%
  S.E.C. 30-Day Yield           4.24%
Class B Shares
  One Year             8.79%              4.79%
  Since Inception
    (1/12/95)          9.26%              8.41%
  S.E.C. 30-Day Yield           3.79%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 2.47%, 5.72% and 7.45%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.89%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 4.42% and 8.04%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.44%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 As of December 31, 1997

                   COLORADO GRAPH PLOTS

                  COLORADO        LEHMAN
MAY 1992          9,375           10,000
DEC 1992         10,015           10,753
DEC 1993         11,432           12,073
DEC 1994         10,773           11,449
DEC 1995         12,739           13,447
DEC 1996         13,321           14,018
DEC 1997         14,570           15,306

(INSET BOX IN CHART READS:)


                              Average Annual Total Returns*
Class A Shares          N.A.V. Only      S.E.C. Standardized
  One Year                 9.37%               2.56%
  Five Year                7.78%               6.39%
  Since Inception
    (5/4/92)               8.08%               6.86%
  S.E.C. 30-Day Yield               4.30%
Class B Shares
  One Year                 8.55%               4.55%
  Since Inception
    (1/12/95)              9.45%               8.60%
  S.E.C. 30-Day Yield               3.80%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.59%, 5.29% and 5.70%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.42%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.59% and 7.23%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.87%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                 As of December 31, 1997

                   MICHIGAN GRAPH PLOTS

                MICHIGAN        LEHMAN
JAN 1988          9,375           10,000
DEC 1988         10,655           11,016
DEC 1989         11,825           12,203
DEC 1990         12,644           13,093
DEC 1991         14,064           14,683
DEC 1992         15.554           15,978
DEC 1993         17,808           17,939
DEC 1994         16,676           17,012
DEC 1995         19,589           20,004
DEC 1996         20,250           20,854
DEC 1997         22,147           22,771

(INSET BOX IN CHART READS:)


                              Average Annual Total Returns*
Class A Shares         N.A.V. Only          S.E.C. Standardized
  One Year                9.37%                   2.52%
  Five Years              7.32%                   5.94%
  Ten Years               8.98%                   8.28%
  S.E.C. 30-Day Yield                3.80%
Class B Shares
  One Year                8.54%                   4.54%
  Since Inception
    (1/12/95)             8.82%                   7.96%
  S.E.C. 30-Day Yield                3.27%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 2.26%, 5.60% and 7.59%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.55%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 4.27% and 7.61%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.01%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                  As of December 31, 1997

                   MINNESOTA GRAPH PLOTS

                MINNESOTA       LEHMAN
JAN 1988          9,375           10,000
DEC 1988         10,437           11,016
DEC 1989         11,454           12,203
DEC 1990         12,257           13,093
DEC 1991         13,579           14,683
DEC 1992         14,840           15,978
DEC 1993         16,516           17,939
DEC 1994         15,537           17,012
DEC 1995         17,973           20,004
DEC 1996         18,596           20,854
DEC 1997         20,189           22,771

(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares          N.A.V. Only        S.E.C. Standardized
  One Year                 8.57%                  1.80%
  Five Years               6.35%                  4.99%
  Ten Years                7.98%                  7.28%
  S.E.C. 30-Day Yield                 4.33%
Class B Shares
  One Year                 7.71%                  3.71%
  Since Inception
    (1/12/95)              8.14%                  7.26%
  S.E.C. 30-Day Yield                 3.84%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 1.11%, 4.32% and 6.28%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.68%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.01% and 6.44%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.15%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                   As of December 31, 1997

                   MISSOURI GRAPH PLOTS

                  MISSOURI        LEHMAN
MAY 1992          9,375           10,000
DEC 1992          9,917           10,753
DEC 1993         11,326           12,073
DEC 1994         10,624           11,449
DEC 1995         12,594           13,447
DEC 1996         13,077           14,018
DEC 1997         14,313           15,306

(INSET BOX IN CHART READS:)

                            Average Annual Total Returns*
Class A Shares          N.A.V. Only      S.E.C. Standardized
  One Year                 9.44%                2.60%
  Five Years               7.61%                6.23%
  Since Inception
   (5/4/92)                7.74%                6.53%
  S.E.C. 30-Day Yield                4.35%
Class B Shares
  One Year                 8.60%                4.60%
  Since Inception
   (1/12/95)               9.27%                8.41%
  S.E.C. 30-Day Yield                3.86%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.38%, 4.90% and 4.84%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.21%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.35% and 6.91%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.65%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                As of December 31, 1997

                        OHIO GRAPH PLOTS

                  OHIO           LEHMAN
JAN 1988          9,375           10,000
DEC 1988         10,688           11,016
DEC 1989         11,863           12,203
DEC 1990         12,735           13,093
DEC 1991         14,174           14,683
DEC 1992         15,590           15,978
DEC 1993         17,635           17,939
DEC 1994         16,593           17,012
DEC 1995         19,471           20,004
DEC 1996         20,295           20,854
DEC 1997         22,048           22,771

(INSET BOX IN CHART READS:)

                               Average Annual Total Returns*
Class A Shares           N.A.V. Only        S.E.C. Standardized
  One Year                  8.64%                  1.87%
  Five Years                7.18%                  5.80%
  Ten Years                 8.93%                  8.23%
  S.E.C. 30-Day Yield                 4.15%
Class B Shares
  One Year                  7.73%                  3.73%
  Since Inception
    (1/12/95)               8.80%                  7.94%
  S.E.C. 30-Day Yield                 3.64%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) beginning 1/1/88 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 1.51%, 5.38% and 7.48%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.75%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 3.29% and 7.43%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.21%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.


The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                  As of December 31, 1997

                   OREGON GRAPH PLOTS

                  OREGON          LEHMAN
MAY 1992          9,375           10,000
DEC 1992          9,794           10,753
DEC 1993         11,079           12,073
DEC 1994         10,343           11,449
DEC 1995         12,204           13,447
DEC 1996         12,653           14,018
DEC 1997         13,914           15,306

(INSET BOX IN CHART READS:)

                                 Average Annual Total Returns*
Class A Shares              N.A.V. Only        S.E.C. Standardized
  One Year                     9.97%                  3.09%
  Five Years                   7.28%                  5.90%
  Since Inception
    (5/4/92)                   7.20%                  6.00%
  S.E.C. 30-Day Yield                     4.12%
Class B Shares
  One Year                     9.03%                  5.03%
  Since Inception
    (1/12/95)                  9.26%                  8.41%
  S.E.C. 30-Day Yield                     3.62%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/97) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.39%, 4.81% and 4.76%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 3.46%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 4.30% and 7.12%, respectively, and the S.E.C. 30-Day Yield for December 1997 would have been 2.91%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Tax Free Fund--ARIZONA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.6%
              Certificates of Participation--6.4%
              Arizona State:
    $  100M     6.1% 5/1/2007                                                           $   109,000       $   108
       375M     6 1/4% 9/1/2010                                                             410,625           405
       100M   Arizona State Municipal Financing Program 7.7% 8/1/2010                       125,625           124
-----------------------------------------------------------------------------------------------------------------
                                                                                            645,250           637
-----------------------------------------------------------------------------------------------------------------
              Education--1.5%
       140M   Arizona State University Revenue 7% 7/1/2001*                                 155,575           154
-----------------------------------------------------------------------------------------------------------------
              General Obligation--45.6%
       600M   Chandler 6 1/4% 7/1/2011                                                      694,500           686
              Maricopa County:
       235M     School District #3 (Tempe) 7.3% 7/1/2009                                    293,456           290
       250M     School District #3 (Tempe) 5% 7/1/2017                                      247,187           244
       400M     School District #11 (Peoria) 6.1% 7/1/2010                                  441,500           436
       100M     School District #14 (Creighton) 7 7/8% 7/1/2006                             125,250           124
     1,000M     School District #41 (Gilbert) 7% 1/1/2008**                                 630,000           622
       300M     School District #68 (Alhambra) 6 3/4% 7/1/2014                              339,750           335
       100M     School District #92 (Pendergast Elementary) 6 5/8% 7/1/2000*                107,000           106
       200M     School District #231 (Tempe) 7% 7/1/2008                                    243,250           240
       145M   Pima County Unified School District #13 (Tanque Verde) 6.7% 7/1/2010          165,662           164
       500M   Pinal County Unified School District #43 (Apache Junction) 5% 7/1/2015        498,750           492
       100M   Puerto Rico Commonwealth 6.6% 7/1/2002*                                       111,375           110
       200M   Santa Cruz County School District #35, 6% 7/1/2008                            220,250           217
              Yavapai County:
       230M     Elementary School District #6 (Cottonwood-Oak Creek) 6.7% 7/1/2009          261,337           258
       215M     Elementary School District #28 (Camp Verde) 6% 7/1/2008                     238,919           236
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,618,186         4,560
-----------------------------------------------------------------------------------------------------------------
              Health Care--12.3%
       650M   Maricopa County Ind. Dev. Auth. (Samaritan Health Svcs.) 7% 12/1/2016         810,875           801
       100M   Mohave County Hosp. Dist. #1 (Kingman Reg. Med. Ctr.) 6.45% 6/1/2008          108,875           107
       300M   Pima County Ind. Dev. Auth. (Tucson Med. Ctr.) 6 3/8% 4/1/2012                327,000           323
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,246,750         1,231
-----------------------------------------------------------------------------------------------------------------
              Housing--1.1%
       110M   Phoenix Hsg. Fin. Corp. Mtg. Rev. 6.65% 7/1/2006                              114,675           113
-----------------------------------------------------------------------------------------------------------------
              Transportation--5.3%
       385M   Phoenix Airport Revenue 6 1/4% 7/1/2012                                       427,831           422
       100M   Phoenix Street & Highway User Revenue 6 1/4% 7/1/2002*                        107,875           107
-----------------------------------------------------------------------------------------------------------------
                                                                                            535,706           529
-----------------------------------------------------------------------------------------------------------------
              Utilities--17.0%
       200M   Central Arizona Water Conservation District 6.91% 5/1/2005**                  146,000           144
              Chandler Water & Sewer Revenue:
       200M     7 1/4% 7/1/2013                                                             253,750           251
       225M     5 1/2% 7/1/2015                                                             234,563           232
       225M   Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                                 252,563           249
       350M   Mesa Utility Systems Revenue 6 1/8% 7/1/2013                                  388,938           384
       100M   Peoria Water & Sewer Revenue  6.6% 7/1/2004                                   106,625           105
       250M   Tucson Water Revenue  8% 7/1/2006*                                            335,313           331
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,717,752         1,696
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--10.4%
       305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                     333,594           329
       250M   Phoenix Civic Impt. Mun. Facs. Excise Tax Rev. 6.6% 7/1/2004*                 285,937           282
       400M   Sierra Vista Mun. Ppty. Corp. Mun. Facs. Rev. 6% 1/1/2011                     436,000           431
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,055,531         1,042
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,008,365)               99.6%                     10,089,425         9,962
Other Assets, Less Liabilities                                   .4                          38,630            38
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%                    $10,128,055       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Zero coupon bond issued at a discount. The interest rate shown represents the rate of discount on date purchased.

See note to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--104.1%
              Certificates of Participation--13.7%
    $  500M   Castaic Lake Water Agency Water System Impt. Proj. 7% 8/1/2012$            $  615,000     $     389
     1,730M   Lancaster School District 5.43% 4/1/2021**                                    519,000           328
     1,450M   Palmdale School District (Ref. & Sch. Bldg. Pj.) 5.43% 10/1/2020**            447,687           283
       500M   San Diego County Inmate Reception Center 6 3/4% 8/1/2004*                     578,750           366
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,160,437         1,366
-----------------------------------------------------------------------------------------------------------------
              General Obligation--11.8%
       370M   Greenfield School District 7.1%  8/1/2012                                     392,662           248
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                 851,250           538
       500M     7.2% 2/1/2016                                                               623,750           394
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,867,662         1,180
-----------------------------------------------------------------------------------------------------------------
              Health Care--1.0%
       155M   California Health Facilities Fin. Auth. Rev. Episcopal Homes
                7.85% 7/1/2015                                                              158,616           100
-----------------------------------------------------------------------------------------------------------------
              Transportation--.7%
       100M   Los Angeles County Trans. Comm. Sales Tax Rev. 6 3/4% 7/1/2001*               110,375            70
-----------------------------------------------------------------------------------------------------------------
              Utilities--8.9%
       750M   East Bay Municipal Utility District 6.4% 6/1/2004*                            853,125           540
       250M   Fresno Water Revenue 6 1/4% 9/1/2014                                          290,000           183
       250M   Los Angeles Wastewater System 7% 6/1/2011                                     264,688           167
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,407,813           890
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--68.0%
       500M   Barstow Redevelopment Agency 7% 9/1/2014                                      622,500           393
       100M   California Public Capital Impt. Fin. Auth. Rev. 8.1% 3/1/2018                 102,740            65
     1,315M   California State Public Works Board 6 1/2% 12/1/2008                        1,551,700           981
       790M   Irwindale Comnty. Redev. Agency (City Indl. Dev. Pj.) 5% 8/1/2017             778,150           492
     1,000M   Long Beach Financing Authority Revenue 6% 11/1/2017                         1,140,000           721
       300M   Sacramento Redev. Agency Merged Downtown Redev. Proj. 6 3/4% 11/1/2005        325,875           206
       640M   San Francisco City & Cnty. Pkg. Auth. Rev. 7% 6/1/2011                        748,800           473
       500M   San Francisco City & Cnty. Redev. Agy. (Moscone Ctr.) 6 3/4% 7/1/2015         567,500           359
       500M   San Jose Redevelopment Agency 6% 8/1/2015                                     567,500           359
       700M   San Mateo Joint Powers Authority Lease Revenue 6 1/2% 7/1/2015                835,625           528
       500M   San Rafael Redevelopment Agency 6.45% 12/1/2017                               548,125           346
       500M   Santa Ana Financing Authority Lease Rev. 6 1/4% 7/1/2015                      582,500           368
       750M   Santa Margarita/Dana Point Impt. Dist. 7 1/4% 8/1/2010                        933,750           590
       750M   South Gate Public Financing Authority 6% 10/1/2012                            844,688           534
       500M   South Orange County Public Finance Authority 7% 9/1/2011                      611,875           387
-----------------------------------------------------------------------------------------------------------------
                                                                                         10,761,328         6,802
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,618,468)                104.1%                  16,466,231        10,408
Excess of Liabilities Over Other Assets                           (4.1)                    (644,864)         (408)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%                 $15,821,367       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Education--9.2%
      $225M   Colorado Postsecondary Educ. Facs. Auth. Rev. (Aurora Fndtn. Proj.)
                6% 9/1/2015                                                              $  241,031       $   635
       100M   University of Northern Colorado Revenue 6% 6/1/2014                           108,375           286
-----------------------------------------------------------------------------------------------------------------
                                                                                            349,406           921
-----------------------------------------------------------------------------------------------------------------
              General Obligation--43.0%
       150M   Bayfield School District #10, 6 1/2% 6/1/2009                                 169,875           447
       250M   Douglas County School District #RE 1, 8% 12/15/2009                           331,563           874
       150M   Eagle Garfield & Routt Cntys. School District #RE 50J, 6.3%
                12/1/2012                                                                   168,000           443
       150M   El Paso County School District #020, 6.2% 12/15/2007                          171,937           453
       150M   Garfield County School District #RE 2, 6.15% 12/1/2009                        165,750           437
       150M   Garfield Pitkin & Eagle Cntys. School District #RE 1, 6.6%
                6/15/2004*                                                                  170,813           450
       150M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      173,625           458
       100M   Summit County School District #RE 1, 6.55% 12/1/2004*                         113,625           299
       150M   Yuma Hospital District 6.4% 11/1/2014                                         166,875           440
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,632,063         4,301
-----------------------------------------------------------------------------------------------------------------
              Health Care--10.2%
       100M   Colorado Health Facilities Authority (Sisters of Charity) 6 1/4%
                5/15/2012                                                                   115,500           304
       250M   Colorado Springs Hospital Revenue 6% 12/15/2015                               271,875           717
-----------------------------------------------------------------------------------------------------------------
                                                                                            387,375         1,021
-----------------------------------------------------------------------------------------------------------------
              Transportation--10.2%
       100M   Arapahoe County Capital Improv. Highway Rev. (E-470) 6.05%
                8/31/2015                                                                   110,000           290
       150M   Denver City & County Airport Revenue 5 3/4% 11/15/2016                        158,625           418
       100M   Puerto Rico Commonwealth Hwy. & Transn. Auth. Rev. 6 1/4%
                7/1/2014                                                                    117,125           309
-----------------------------------------------------------------------------------------------------------------
                                                                                            385,750         1,017
-----------------------------------------------------------------------------------------------------------------
              Utilities--11.3%
       150M   Westminster Water & Wastewater Util. Enterprise Rev. 6% 12/1/2009             163,500           431
       150M   Widefield Water & Sanitary District Water & Sewer Rev. 5.6%
               12/1/2026                                                                    156,562           412
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                           109,250           288
-----------------------------------------------------------------------------------------------------------------
                                                                                            429,312         1,131
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--15.1%
       100M   Pueblo Urban Renewal Authority Tax Increment Rev. 6.05% 12/1/2012             108,625           287
       175M   Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl. 5%
                7/1/2017                                                                    174,563           460
       100M   Puerto Rico Mun. Fin. Agy. Series "A" 6% 7/1/2014                             107,875           284
       155M   Puerto Rico Public Buildings Authority 6 1/4 7/1/2012                         180,381           475
-----------------------------------------------------------------------------------------------------------------
                                                                                            571,444         1,506
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,412,843)                     99.0%                3,755,350         9,897
Other Assets, Less Liabilities                                        1.0                    38,906           103
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%               $3,794,256       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.7%
              Education--.8%
    $  300M   Central Michigan University Revenue 7% 10/1/2000*                         $   328,125       $    81
-----------------------------------------------------------------------------------------------------------------
              General Obligation--54.4%
     1,055M   Calhoun County Water Supply System 5 3/4% 5/1/2019                          1,114,344           275
       325M   Chippewa Valley Schools 7.1% 5/1/2001*                                        361,156            89
     1,000M   Detroit City School District 5.85% 5/1/2016                                 1,067,500           263
     1,000M   Detroit Downtown Development Series "A" 5 3/4% 7/15/2015                    1,066,250           263
     1,000M   East Detroit School District 6.1% 5/1/2016                                  1,092,500           269
     1,000M   Genesee County Sewer Disposal System 5.4% 4/1/2013                          1,031,250           254
     1,000M   Grand Ledge Public School District 7 7/8% 5/1/2004*                         1,211,250           298
     1,000M   Gull Lake Community School District 7% 5/1/2013**                             463,750           114
       350M   Haslett Public School District 7 1/2% 5/1/2000*                               379,750            94
     1,000M   Huron School District 6 3/4% 5/1/2015**                                       421,250           104
       350M   Inkster School District 7% 5/1/2000*                                          378,000            93
     1,000M   Lake Orion Community School District 7% 5/1/2005*                           1,175,000           289
     1,000M   Lincoln Park School District 7% 5/1/2006*                                   1,186,250           292
     1,000M   Michigan State Environmental Protection Program 6 1/4% 11/1/2012            1,162,860           286
     1,000M   Montrose Township School District 6.2% 5/1/2017                             1,152,500           284
       450M   Oak Park 7.2% 5/1/2002*                                                       509,625           126
     1,000M   Portage Lake Water & Sewer Authority 6.1% 10/1/2014                         1,106,250           272
     1,195M   Redford Unified School District 6 3/8% 5/1/2010                             1,393,669           343
       800M   Rochester School District 5 5/8% 5/1/2011                                     877,000           216
              Romulus Community Schools:
       250M     6 3/4% 5/1/2001*                                                            275,000            68
       500M     5 1/8% 5/1/2017                                                             502,500           124
       380M   Saline Building Authority 7.1% 7/1/2009                                       423,225           104
     1,000M   South Lake Schools 5 1/8% 5/1/2014                                          1,020,000           251
     1,000M   Waterford Township School District 6 1/4% 6/1/2004*                         1,116,250           275
       450M   White Cloud Public Schools 7.1% 5/1/2000*                                     485,438           120
     1,000M   Zeeland Public Schools 6% 5/1/2004*                                         1,108,750           273
-----------------------------------------------------------------------------------------------------------------
                                                                                         22,081,317         5,439
-----------------------------------------------------------------------------------------------------------------
              Health Care--2.7%
     1,000M   Michigan State Hosp. Fin. Auth. Rev. (St. John's Hospital) 6%
                5/15/2008                                                                 1,088,750           268
-----------------------------------------------------------------------------------------------------------------
              Housing--1.3%
       500M   Michigan State Housing Dev. Auth. Single-Family Mtge. Rev. 7.3%
                12/1/2016                                                                   526,250           130
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.6%
     1,500M   Puerto Rico Commonwealth Hwy. & Transn. Hwy. Rev. 6 1/4% 7/1/2015           1,756,875           433
     1,190M   Wayne Charter County (Detroit Metropolitan Airport) 6 3/4%
                12/1/2001*                                                                1,322,387           325
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,079,262           758
-----------------------------------------------------------------------------------------------------------------
              Utilities--20.5%
              Detroit Water Supply System:
       400M     6 3/8% 7/1/2002*                                                            442,000           109
     1,750M     5.55% 7/1/2012                                                            1,898,750           468
     1,275M     6 1/2% 7/1/2015                                                           1,515,656           373
     1,000M   Kalamazoo Water Revenue 6% 9/1/2015                                         1,080,000           266
              Michigan State Strategic Fund (Detroit Edison):
     1,750M     6.95% 5/1/2011                                                            2,141,563           527
       500M     7% 5/1/2021                                                                 636,875           157
       500M   Monroe County Economic Development Corporation (Detroit Edison)
                6.95% 9/1/2022                                                              637,500           157
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,352,344         2,057
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.4%
     1,250M   Battle Creek Downtown Development Authority 5% 5/1/2017                     1,234,375           304
     1,000M   Grand Rapids Downtown Development Authority 7.05% 6/1/2009**                  586,250           144
              Michigan Municipal Bond Authority Revenue:
     1,500M     6.55% 11/1/2008                                                           1,704,375           420
     1,000M     6 1/8% 5/1/2014                                                           1,091,250           269
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,616,250         1,137
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,761,596)                   98.7%                40,072,298         9,870
Other Assets, Less Liabilities                                       1.3                    526,952           130
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%               $40,599,250       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.3%
              Certificates of Participation--5.2%
      $400M   Minneapolis Special School District #001, 5.9% 2/1/2012                    $  430,000       $   519
-----------------------------------------------------------------------------------------------------------------
              Education--5.3%
       400M   University of Minnesota 5 3/4% 7/1/2017                                       439,000           531
-----------------------------------------------------------------------------------------------------------------
              General Obligation--34.4%
       325M   Becker Wastewater Treatment 5.8% 2/1/2010                                     344,094           416
       180M   Blaine  Series "A" Fire Improvement 6.8% 2/1/2001*                            192,375           233
       150M   Cass Lake Independent School District #115, 6 5/8% 2/1/2001*                  159,750           193
       285M   Inner Grove Heights Independent School District #199, 5 3/4%
                2/1/2012                                                                    301,387           364
       280M   Lakeville 5 1/2% 2/1/2011                                                     293,300           354
       405M   Lino Lakes 5.7% 2/1/2012                                                      432,337           522
       125M   Mahnomen Independent School District #432, 6 1/2% 2/1/2000*                   130,625           158
       275M   Minnesota State 6 1/4% 8/1/2002*                                              298,375           361
       350M   North St. Paul Maplewood Independent School District #622, 7.1%
                2/1/2005*                                                                   408,188           493
       650M   Rosemount Independent School District No. #196, 5.8% 4/1/2014**               289,250           350
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,849,681         3,444
-----------------------------------------------------------------------------------------------------------------
              Health Care--21.4%
       195M   Duluth Economic Development Authority (Duluth Clinic) 6.2% 11/1/2012          211,575           256
       200M   Hibbing Health Care Facilities Revenue (Duluth Clinic) 5 1/2% 11/1/2016       209,250           253
              Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care System:
       150M     Childrens Health Care 5.7% 8/15/2016                                        159,000           192
       180M     Health One 7.4% 8/15/2011                                                   196,650           238
       250M   Minneapolis Hospital Revenue (Fairview Hospital) 6 1/2% 1/1/2011              272,500           329
       200M   Minnesota Agric. & Eco. Dev. Brd. (Fairview Hospital) 5 3/4% 11/15/26         211,000           255
       170M   St. Cloud Hosp. Facs. Rev. (St. Cloud Hosp.) Series "B" 7%
                7/1/2001*                                                                   188,488           228
              St. Louis Park Hospital Revenue Facilities (Methodist Hospital):
       100M     Series "A" 7 1/4% 7/1/2000*                                                 108,625           131
       200M     Series "C" 7 1/4% 7/1/2000*                                                 218,750           264
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,775,838         2,146
-----------------------------------------------------------------------------------------------------------------
              Housing--18.5%
       120M   Eagen Multi-Family Housing (Forest Ridge Apts.) 7 1/2% 3/1/2027               124,500           150
              Minnesota State Housing Finance Authority:
       635M     Rental Housing Revenue 5.9% 8/1/2015                                        667,544           807
                Single Family Mortgage Revenue:
        80M       6.9% 7/1/2009                                                              86,300           104
        70M       7.7% 7/1/2014                                                              74,462            90
       225M       6.4% 1/1/2015                                                             241,312           292
              St. Paul Housing & Redevelopment Authority:
        65M     Multi-Family Housing Revenue 7 1/2% 3/1/2026 (Defaulted)(Note 1A)            65,000            79
       250M     Single Family Mortgage Revenue 6 1/4% 9/1/2014                              268,125           324
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,527,243         1,846
-----------------------------------------------------------------------------------------------------------------
              Utilities--8.7%
       150M   Northern Municipal Power Agency Electric System Revenue 5 1/4%
                1/1/2017                                                                    151,125           183
       210M   Southern Minn. Municipal Power Agency Power Supply System
                5 3/4% 1/1/2018*                                                            224,175           271
       325M   Western Minn. Municipal Power Agency 5 1/2% 1/1/2011                          343,688           415
-----------------------------------------------------------------------------------------------------------------
                                                                                            718,988           869
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--3.8%
       300M   Scott County  Hsg. & Redev. Auth. Fac. Lease Rev. 5 1/2%
                12/1/2015                                                                   313,125           378
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,468,578)                          97.3%           8,053,875         9,733
Other Assets, Less Liabilities                                             2.7              220,782           267
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%          $8,274,657       $10,000
=================================================================================================================
  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
 ** Zero coupon bond issued at a discount. The interest rate shown represents the rate of discount on date purchased.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.0%
              Certificates of Participation--2.6%
     $  50M   Richmond Heights Capital Improvement Projects 5.3% 8/15/2017               $   50,313       $   263
-----------------------------------------------------------------------------------------------------------------
              General Obligation--15.7%
        50M   Lincoln County Reorg. School District #3, 6.1% 3/1/2014                        55,500           290
        80M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                       92,600           483
        50M   Springfield School District 7% 3/1/2008                                        60,438           316
        80M   St. Charles School District 6 1/2% 2/1/2006*                                   91,900           480
-----------------------------------------------------------------------------------------------------------------
                                                                                            300,438         1,569
-----------------------------------------------------------------------------------------------------------------
              Health Care--25.7%
              Missouri State Health & Educational Facilities Authority:
       140M     BJC Health System 6 3/4% 5/15/2011                                          167,825           876
        90M     Health Midwest 6.1% 6/1/2011                                                 98,437           514
       125M     Sisters of Sorrowful Mother Healthcare 6 1/4% 6/1/2007                      137,031           716
        80M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4%
                7/1/2016                                                                     88,500           462
-----------------------------------------------------------------------------------------------------------------
                                                                                            491,793         2,568
-----------------------------------------------------------------------------------------------------------------
              Housing--5.0%
        90M   Missouri State Hsg. Devel. Comm. (Ecumenical Housing) 5.8%
                3/1/2010                                                                     95,062           496
-----------------------------------------------------------------------------------------------------------------
              Transportation--9.7%
        75M   Kansas City Airport Revenue 6 7/8% 9/1/2004*                                   86,906           454
        85M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2013                                                              98,919           517
-----------------------------------------------------------------------------------------------------------------
                                                                                            185,825           971
-----------------------------------------------------------------------------------------------------------------
              Utilities--22.4%
        80M   Liberty Sewer System Revenue 6.15% 2/1/2015                                    89,100           465
              Missouri State Env. Impt. & Energy Res. Auth. Water Poll. Control:
        80M     6% 1/1/2016                                                                  84,700           442
        85M     6.05% 7/1/2016                                                               92,013           481
       150M   St. Louis Water and Sewer Revenue 6% 7/1/2014                                 162,937           851
-----------------------------------------------------------------------------------------------------------------
                                                                                            428,750         2,239
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--18.9%
        50M   Clay County Public Bldg. Authority Leasehold Revenue 7% 5/15/2014              57,313           299
        80M   Excelsior Springs School Dist. Bldg. Corp. Leasehold Rev. 6 1/2%
                3/1/2009                                                                     87,500           457
              St. Louis Municipal Financing Corp. Leasehold Revenue:
        40M     6 1/4% 2/15/2005*                                                            44,750           234
        80M     5 3/4% 8/1/2013                                                              85,500           446
        80M   Warren County Public Facs. Authority Leasehold Revenue 6.3% 6/1/2010           87,800           459
-----------------------------------------------------------------------------------------------------------------
                                                                                            362,863         1,895
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,727,632)                   100.0%                 1,915,044        10,001
Excess of Liabilities Over Other Assets                              (.0)                      (198)           (1)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%                $1,914,846       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.6%
              General Obligation--75.0%
    $1,000M   Adams County Valley Local School District 7% 12/1/2015                     $1,257,500       $   640
       800M   Avon Local School District 6 1/2% 12/1/2015                                   961,000           489
       500M   Batavia Local School District 7% 12/1/2014                                    588,125           299
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                           1,210,000           616
       425M   Bedford Heights 6 1/2% 12/1/2014                                              479,188           244
       500M   Brecksville-Broadview Heights City School District 6 1/2%
                12/1/2016                                                                   574,375           292
       250M   Cardington & Lincoln Local School District 6.6% 12/1/2014                     272,500           139
              Cleveland:
       500M     6 3/8% 7/1/2002*                                                            552,500           281
       250M     6 5/8% 11/15/2004*                                                          287,812           147
       500M   Clyde-Green Springs Exempted Village School District 7% 12/1/2013             581,250           296
       450M   Dublin 6.4% 12/1/2014                                                         534,938           272
       525M   East Clinton Local School District 6 7/8% 12/1/2009                           610,969           311
       265M   Finneytown Local School District 6 1/4% 12/1/2012                             308,394           157
       700M   Garfield Heights 6.3% 12/1/2014                                               779,625           397
       500M   Lakeview Local School District 6.9% 12/1/2014                                 578,750           295
       500M   Lakewood City School District 6.95% 12/1/2015                                 577,500           294
       215M   Logan Hocking Local School District Series "A" 7.1% 12/1/2001*                239,994           122
       270M   Muskingum County 7.2% 12/1/2010                                               297,338           151
       500M   North Royalton City School District 6% 12/1/2014                              560,625           286
       250M   Olmsted Falls Local School District 6.85% 12/15/2011                          291,562           148
       350M   Portage County 6.2% 12/1/2014                                                 387,188           197
       285M   Shaker Heights City School District 7.1% 12/15/2010                           354,825           181
       250M   Springfield Local School District 7 1/8% 12/1/2012                            274,063           140
              Summit County:
       115M     6.9% 8/1/2012                                                               125,781            64
       550M     6.4% 12/1/2014                                                              618,062           315
       250M   Toledo 6 1/2% 12/1/2002*                                                      279,375           142
       500M   Tuscarawas Valley Local School District 6.6% 12/1/2015                        572,500           291
       250M   Valley View 7% 12/1/2011                                                      272,812           139
       250M   Wayne Local School District 6.45% 12/1/2011                                   298,750           152
-----------------------------------------------------------------------------------------------------------------
                                                                                         14,727,301         7,497
-----------------------------------------------------------------------------------------------------------------
              Health Care--10.8%
              Franklin County Hospital Revenue:
       255M     Holy Cross Health System 7 5/8% 6/1/2009                                    275,719           140
       150M     Riverside United Hospital 7 1/4% 5/15/2000*                                 163,500            83
       500M   Lorain County Hosp. Rev. (Catholic Healthcare Partners) 5 1/2%
                9/1/2011                                                                    530,625           270
       225M   Lucas County Hosp. Impt. Rev. (St. Vincent Med. Ctr.) 6 3/4%
                8/15/2000*                                                                  241,875           123
       300M   Montgomery County (Sisters of Charity Health Care) 6 1/4%
                5/15/2008                                                                   330,750           169
       125M   Parma Hosp. Impt. (Parma Cmnty. General Hosp. Assoc.) 7.2%
                11/15/2008                                                                  131,120            67
       400M   Trumbull County Hospital Revenue 6.9% 11/15/2003*                             441,500           225
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,115,089         1,077
-----------------------------------------------------------------------------------------------------------------
              Utilities--11.6%
       600M   Alliance Sewer System Revenue 6% 10/15/2010                                   654,750           333
       340M   Cleveland Waterworks Revenue 6 1/2% 1/1/2002*                                 374,000           190
       280M   Hamilton Wastewater Revenue 5.9% 10/15/2011                                   304,500           155
       165M   Ohio State Air Quality Dev. Auth. Rev. (Ohio Power Co.) 7.4%
                8/1/2009                                                                    174,900            89
       250M   Ohio State Water Dev. Auth. Rev. Pure Water Series 7% 12/1/2009               295,937           151
       200M   Toledo Water Revenue 6% 11/15/2007                                            221,500           113
       250M   Warren Waterworks Revenue 5 1/2% 11/1/2015                                    264,375           135
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,289,962         1,166
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--2.2%
       150M   Butler County Sales Tax Revenue 5% 12/15/2014                                 150,375            76
       250M   Ohio State Building Auth. (Juvenile Correction Projects) 6.6% 10/1/2014       282,187           144
-----------------------------------------------------------------------------------------------------------------
                                                                                            432,562           220
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,548,039)                99.6%                   19,564,914         9,960
Other Assets, Less Liabilities                                     .4                        77,936            40
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                      100.0%                  $19,642,850       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Certificates of Participation--10.0%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2012                                                          $   536,875       $   428
       500M     5% 11/1/2016                                                                495,000           394
       100M   Oregon State Dept. of General Services 6% 9/1/2010                            107,875            86
       100M   Washington County Educational Service District 7% 6/1/2005*                   116,625            93
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,256,375         1,001
-----------------------------------------------------------------------------------------------------------------
              Education--4.4%
       200M   Chemeketa Community College District 6.4% 7/1/2009                            229,000           182
       100M   Multnomah County Educl. Facs. (Univ. of Portland) 5.1% 4/1/2013               101,125            81
       200M   Oregon State Hlth. & Hsg. Educl. & Cult. Facs. (Lewis & Clark College)
                  6% 10/1/2013                                                              218,750           174
-----------------------------------------------------------------------------------------------------------------
                                                                                            548,875           437
-----------------------------------------------------------------------------------------------------------------
              General Obligation--42.9%
       300M   Chemeketa Community College District 5.8% 6/1/2012                            325,875           259
       200M   Clackamas County School District #115, 5.8% 6/1/2008                          218,000           173
       250M   Jackson County School District #005 (Ashland) 5.7% 6/1/2007                   276,250           220
       200M   Josephine County School District (Three Rivers) 5.65% 12/1/2008               213,500           170
       200M   Klamath County Series "A" 5.3% 6/1/2011                                       214,250           171
       245M   La Grande 5 5/8% 6/1/2011                                                     261,537           208
              Lane County School District:
       200M     #019 (Springfield) 6 1/4% 10/15/2004*                                       224,250           179
       250M     #019 (Springfield) 6% 10/15/2014                                            283,438           226
       115M     #052 (Bethel) 7% 12/1/2006                                                  138,000           110
       200M   Lincoln County School District 5 1/4% 6/15/2012                               208,500           166
       180M   Linn County School District #095 (Scio) 5 3/4% 7/15/2011                      192,825           154
       100M   Marion & Linn Counties Elem. School Dist. #077J (Stayton) 6.1%
                7/1/2009                                                                    111,250            89
       200M   Polk Marion & Benton Counties School District #13, 5 1/2%
                12/1/2008                                                                   215,000           171
              Puerto Rico Commonwealth:
       540M     6 1/4% 7/1/2012                                                             625,050           498
       650M     6 1/4% 7/1/2013                                                             761,313           607
       250M   Tillamook County 5.6% 1/15/2012                                               267,188           213
       200M   Umatilla County School District #16 (Pendleton) 6% 7/1/2014$                  216,500           172
       170M   Washington County School District #003 (Hillsboro) 6% 11/1/2008               189,125           151
       200M   Washington County School District #88 (Sherwood) 6.1% 6/1/2012                220,500           176
       200M   Yamhill County School District #029, 6.1% 6/1/2011                            219,500           175
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,381,851         4,288
-----------------------------------------------------------------------------------------------------------------
              Health Care--.2%
        25M   Clackamas County Health Facs. Auth. (Adventist Health) 6.35%
                3/1/2009                                                                     27,281            22
-----------------------------------------------------------------------------------------------------------------
              Housing--5.5%
              Oregon State Housing & Community Svcs. Dept. Mtge. Rev. Single
                Family Mortgage Program:
       250M       6% 7/1/2012                                                               270,938           216
       400M       5.95% 7/1/2013                                                            426,000           339
-----------------------------------------------------------------------------------------------------------------
                                                                                            696,938           555
-----------------------------------------------------------------------------------------------------------------
              Transportation--8.3%
              Oregon State Department of Transportation Revenue:
       100M     7% 6/1/2004                                                                 115,875            92
       100M     6.2% 6/1/2008                                                               111,750            89
       200M     6 1/4% 6/1/2009                                                             222,750           177
       500M   Puerto Rico Highway & Transportation Authority Highway Revenue
                6 1/4% 7/1/2014                                                             585,625           467
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,036,000           825
-----------------------------------------------------------------------------------------------------------------
              Utilities--23.5%
              Emerald Peoples Utility District:
       100M     6.4% 11/1/2001*                                                             108,000            86
       325M     7.35% 11/1/2011                                                             411,125           327
       200M   Klamath Falls Water Revenue 6.1% 6/1/2014                                     218,500           174
       250M   Marion County Solid Waste & Elec. Revenue 5 3/8% 10/1/2008                    267,187           213
       250M   Portland Gas Tax Revenue 5 3/4% 6/1/2012                                      269,688           215
              Portland Sewer System Revenue:
       400M     6.2% 6/1/2004*                                                              445,000           354
       200M     6 1/4% 6/1/2004*                                                            222,500           177
       250M   Salem Water & Sewer Revenue 5 1/2% 6/1/2012                                   263,437           210
       200M   South Fork Water Board Water Revenue 6% 2/1/2014                              216,750           173
              Washington County Unified Sewer Agency:
       250M     5 3/4% 10/1/2012                                                            275,937           220
       240M     5 1/2% 10/1/2014                                                            253,500           202
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,951,624         2,351
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--4.0%
        50M   Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl. 5%
                7/1/2017                                                                     49,875            40
       100M   Puerto Rico Municipal Finance Agency 6% 7/1/2014                              107,875            86
       300M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        349,125           278
-----------------------------------------------------------------------------------------------------------------
                                                                                            506,875           404
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,445,664)                 98.8%                  12,405,819         9,883
Other Assets, Less Liabilities                                     1.2                      146,381           117
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%                 $12,552,200       $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Statement of Assets and Liabilities
December 31, 1997
-----------------------------------------------------------------------------------------
                                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                  -------------------------------------------------------
                                    ARIZONA       CALIFORNIA     COLORADO     MICHIGAN
-----------------------------------------------------------------------------------------

Assets
At identified cost                $ 9,008,365    $14,618,468    $3,412,843    $35,761,596
                                  ===========    ===========    ==========    ===========
At value (Note 1A)                $10,089,425    $16,466,231    $3,755,350    $40,072,298
Cash                                  100,756         38,628         2,218        148,711
Receivables:
Interest                              209,985        249,327        34,683        482,919
Investment securities sold                 --             --            --             --
Trust shares sold                         667          2,305         8,610         27,066
                                  -----------    -----------    ----------    -----------
Total Assets                       10,400,833     16,756,491     3,800,861    4 0,730,994
                                  -----------    -----------    ----------    -----------
Liabilities
Payables:
Investment securities purchased       248,721        767,480            --             --
Distributions payable                  18,810        100,096         5,984        103,688
Trust shares redeemed                   2,765         54,910            --          5,100
Accrued advisory fees                   2,455          6,555           621         16,772
Accrued expenses                           27          6,083            --          6,184
                                  -----------    -----------    ----------    -----------
Total Liabilities                     272,778        935,124         6,605        131,744
                                  -----------    -----------    ----------    -----------
Net Assets                        $10,128,055    $15,821,367    $3,794,256    $40,599,250
                                  ===========    ===========    ==========    ===========
Net Assets Consist of:
Capital paid in                    $9,131,904    $13,971,272    $3,475,515    $36,286,435
Undistributed net investment
income                                     37          2,332           476          2,113
Accumulated net realized loss
on investments                        (84,946)            --       (24,242)            --
Net unrealized appreciation
in value of investments             1,081,060      1,847,763       342,507      4,310,702
                                  -----------    -----------    ----------    -----------
Total                             $10,128,055    $15,821,367    $3,794,256    $40,599,250
                                  ===========    ===========    ==========    ===========
Net Assets:
Class A                           $ 9,691,352    $15,600,944    $3,423,997    $39,581,205
Class B                           $   436,703    $   220,423    $  370,259    $ 1,018,045

Trust shares outstanding (Note 2):
Class A                               720,271      1,287,198       263,667      3,030,290
Class B                                32,468         18,192        28,535         78,008
Net asset value and redemption
price per share--Class A                $13.46        $12.12        $12.99         $13.06
                                        ======        ======        ======         ======
Maximum offering price per
share--Class A*                         $14.36        $12.93        $13.86         $13.93
                                        ======        ======        ======         ======
Net asset value and offering price
per share--Class B (Note 2)             $13.45        $12.12        $12.98         $13.05
                                        ======        ======        ======         ======



Statement of Assets and Liabilities (Continued)
------------------------------------------- --------------------------------------------
                                     FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                  ------------------------------------------------------
                                   MINNESOTA     MISSOURI          OHIO         OREGON
----------------------------------------------------------------------------------------

Assets
At identified cost                $7,468,578    $1,727,632    $17,548,039    $11,445,664
                                  ==========    ==========    ===========    ===========
At value (Note 1A)                $8,053,875    $1,915,044    $19,564,914    $12,405,819
Cash                                  43,018        18,399          8,992          5,800
Receivables:
Interest                             185,916        34,872        147,315        172,837
Investment securities sold             5,123            --             --             --
Trust shares sold                      4,686            --          1,286          2,783
                                  ----------    ----------    -----------    -----------
Total Assets                       8,292,618     1,968,315     19,722,507     12,587,239
                                  ----------    ----------    -----------    -----------
Liabilities
Payables:
Investment securities purchased           --            --             --             --
Distributions payable                  8,419         3,142         41,744         10,280
Trust shares redeemed                  5,212        50,000         21,698         21,618
Accrued advisory fees                  2,067           327          8,162          3,126
Accrued expenses                       2,263            --          8,053             15
                                  ----------    ----------    -----------    -----------
Total Liabilities                     17,961        53,469         79,657         35,039
                                  ----------    ----------    -----------    -----------
Net Assets                        $8,274,657    $1,914,846    $19,642,850    $12,552,200
                                  ==========    ==========    ===========    ===========
Net Assets Consist of:
Capital paid in                   $7,783,561    $1,791,773    $17,624,084    $11,776,192
Undistributed net investment
income                                    91           160          1,891          1,131
Accumulated net realized loss
on investments                       (94,292)      (64,499)            --       (185,278)
Net unrealized appreciation
in value of investments              585,297       187,412      2,016,875        960,155
                                  ----------    ----------    -----------    -----------
Total                             $8,274,657    $1,914,846    $19,642,850    $12,552,200
                                  ==========    ==========    ===========    ===========
Net Assets:
Class A                           $8,231,090    $1,797,998    $19,307,609    $11,800,346
Class B                           $   43,567    $  116,848    $   335,241    $   751,854

Trust shares outstanding (Note 2):
Class A                              708,025       140,708      1,518,681        938,196
Class B                                3,747         9,143         26,387         59,842
Net asset value and redemption
price per share--Class A              $11.63        $12.78         $12.71         $12.58
                                      ======        ======         ======         ======
Maximum offering price per
share--Class A*                       $12.41        $13.63         $13.56         $13.42
                                      ======        ======         ======         ======
Net asset value and offering price
per share--Class B (Note 2)           $11.63        $12.78         $12.70         $12.56
                                      ======        ======         ======         ======

*On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
Year ended December 31, 1997
------------------------------------------- --------------------------------------------
                                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                     ---------------------------------------------------
                                      ARIZONA     CALIFORNIA     COLORADO      MICHIGAN
----------------------------------------------------------------------------------------

Investment Income

Interest income                      $511,288     $  857,623     $203,240     $2,186,494
                                     --------     ----------     --------     ----------
Expenses (Notes 1 and 5):
Advisory fees                          69,327        114,933       27,877        289,201
Distribution plan expenses
--Class A                              17,838         30,406        6,886         75,436
Distribution plan expenses
--Class B                               3,250          1,208        2,735          8,424
Shareholder servicing costs             9,504         11,227        6,622         29,808
Professional fees                       4,281         10,068        2,854         10,947
Custodian fees                          1,985          3,180        1,516          6,588
Reports to shareholders                   875          2,357          548          5,819
Bond insurance premiums                   232            881           28          3,664
Other expenses                          4,609          6,339        2,305         10,601
                                     --------     ----------     --------     ----------
Total expenses                        111,901        180,599       51,371        440,488
Less: Expenses waived or assumed      (61,113)       (54,756)     (33,145)       (96,401)
Custodian fees paid indirectly         (1,959)        (2,290)      (1,167)        (3,228)
                                     --------     ----------     --------     ----------
Expenses--net                          48,829        123,553       17,059        340,859
                                     --------     ----------     --------     ----------
Net investment income                 462,459        734,070      186,181      1,845,635
                                     --------     ----------     --------     ----------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on investments       18,999        222,497       27,776        142,240
Net unrealized appreciation of
investments                           350,052        457,511      120,228      1,509,328
                                     --------     ----------     --------     ----------
Net gain on investments               369,051        680,008      148,004      1,651,568
                                     --------     ----------     --------     ----------
Net Increase in Net Assets
Resulting from Operations            $831,510     $1,414,078     $334,185     $3,497,203
                                     ========     ==========     ========     ==========



Statement of Operations (continued)
Year ended December 31, 1997
------------------------------------------- --------------------------------------------
                                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                     ---------------------------------------------------
                                     MINNESOTA    MISSOURI        OHIO          OREGON
----------------------------------------------------------------------------------------

Investment Income

Interest income                      $480,489     $106,957     $1,093,704     $  608,674
                                     --------     --------     ----------     ----------
Expenses (Notes 1 and 5):
Advisory fees                          62,526       14,501        144,314         41,059
Distribution plan expenses
--Class A                              16,589        3,728         37,907         21,725
Distribution plan expenses
--Class B                                 417          704          2,869          6,564
Shareholder servicing costs             8,767        2,882         20,780         15,068
Professional fees                       6,969        4,119         10,455          3,817
Custodian fees                          1,697          642          3,714          2,474
Reports to shareholders                   816          269          4,172          1,326
Bond insurance premiums                 2,445           88          1,706          1,045
Other expenses                          2,206        2,307          6,967          4,631
                                     --------     --------     ----------     ----------
Total expenses                        102,432       29,240        232,884         97,709
Less: Expenses waived or assumed      (59,038)     (20,435)       (73,830)       (32,426)
Custodian fees paid indirectly         (1,386)        (508)        (2,786)        (2,442)
                                     --------     --------     ----------     ----------
Expenses--net                          42,008        8,297        156,268         62,841
                                     --------     --------     ----------     ----------
Net investment income                 438,481       98,660        937,436        545,833
                                     --------     --------     ----------     ----------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on investments       47,529        8,239        108,868         40,560
Net unrealized appreciation of
investments                           197,717       69,406        550,280        519,899
                                     --------     --------     ----------     ----------
Net gain on investments               245,246       77,645        659,148        560,459
                                     --------     --------     ----------     ----------
Net Increase in Net Assets
Resulting from Operations            $683,727     $176,305     $1,596,584     $1,106,292
                                     ========     ========     ==========     ==========

See notes to financial statements





Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------
                                           FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                         ----------------------------------------------------
                                                  ARIZONA                   CALIFORNIA
                                         ------------------------   -------------------------
Year Ended December 31                       1997         1996          1997         1996
---------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                    $   462,459   $  450,372   $   734,070   $   783,848
Net realized gain (loss) on investments       18,999      (12,135)      222,497        96,717
Net unrealized appreciation
(depreciation) of investments                350,052     (131,438)      457,511      (276,991)
                                         -----------   ----------   -----------   -----------
Net increase in net assets resulting
from operations                              831,510      306,799     1,414,078       603,574
                                         -----------   ----------   -----------   -----------
Distributions to Shareholders
Net investment income--Class A              (449,449)    (439,590)     (730,988)     (779,034)
Net investment income--Class B               (13,842)     (11,457)       (4,864)       (3,389)
Net realized gains--Class A                       --           --      (220,063)      (96,015)
Net realized gains--Class B                       --           --        (3,128)         (702)
                                         -----------   ----------   -----------   -----------
Total distributions                         (463,291)    (451,047)     (959,043)     (879,140)
                                         -----------   ----------   -----------   -----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                  2,127,438    1,158,985     1,926,113     2,439,707
Value of distributions reinvested            250,827      246,952       543,564       503,349
Cost of shares redeemed                   (1,422,398)  (1,714,270)   (2,878,847)   (3,656,550)
                                         -----------   ----------   -----------   -----------
                                             955,867     (308,333)     (409,170)     (713,494)
                                         -----------   ----------   -----------   -----------
Class B:
Proceeds from shares sold                    175,581      135,134       100,191        57,928
Value of distributions reinvested              8,313        8,278         3,784         2,585
Cost of shares redeemed                      (51,410)     (26,879)         (133)       (5,492)
                                         -----------   ----------   -----------   -----------
                                             132,484      116,533       103,842        55,021
                                         -----------   ----------   -----------   -----------
Net increase (decrease) from
trust share transactions                   1,088,351     (191,800)     (305,328)     (658,473)
                                         -----------   ----------   -----------   -----------
Net increase (decrease) in net assets      1,456,570     (336,048)      149,707      (934,039)
Net Assets
Beginning of year                          8,671,485    9,007,533    15,671,660    16,605,699
                                         -----------   ----------   -----------   -----------
End of year+                             $10,128,055   $8,671,485   $15,821,367   $15,671,660
                                         ===========   ==========   ===========   ===========
+Includes undistributed net
investment income of                     $        37   $      869   $     2,332   $     4,114
                                         ===========   ==========   ===========   ===========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                         162,298       90,049       162,506       209,902
Issued for distributions reinvested           19,141       19,213        45,562        43,030
Redeemed                                    (108,423)    (133,848)     (243,525)     (313,942)
                                         -----------   ----------   -----------   -----------
Net increase (decrease) in Class A
trust shares outstanding                      73,016      (24,586)      (35,457)      (61,010)
                                         ===========   ==========   ===========   ===========
Class B:
Sold                                          13,468       10,606         8,213         5,013
Issued for distributions reinvested              634          645           317           221
Redeemed                                      (3,943)      (2,118)          (11)         (473)
                                         -----------   ----------   -----------   -----------
Net increase in Class B trust shares
outstanding                                   10,159        9,133         8,519         4,761
                                         ===========   ==========   ===========   ===========




Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------
                                           FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                         ----------------------------------------------------
                                                  COLORADO                  MICHIGAN
                                         ------------------------   -------------------------
Year Ended December 31                       1997         1996          1997         1996
---------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                    $  186,181   $  183,078   $ 1,845,635   $ 1,842,579
Net realized gain (loss) on investments      27,776        3,087       142,240        95,489
Net unrealized appreciation
(depreciation) of investments               120,228      (35,688)    1,509,328      (712,973)
                                         ----------   ----------   -----------   -----------
Net increase in net assets resulting
from operations                             334,185      150,477     3,497,203     1,225,095
                                         ----------   ----------   -----------   -----------
Distributions to Shareholders
Net investment income--Class A             (173,961)    (176,901)   (1,809,590)    1,831,482)
Net investment income--Class B              (11,744)      (6,658)      (33,932)      (22,904)
Net realized gains--Class A                      --           --      (138,717)      (31,749)
Net realized gains--Class B                      --           --        (3,576)         (624)
                                         ----------   ----------   -----------   -----------
Total distributions                        (185,705)    (183,559)   (1,985,815)   (1,886,759)
                                         ----------   ----------   -----------   -----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                   543,509      619,469     3,513,245     3,302,722
Value of distributions reinvested           103,551      110,182     1,129,433     1,088,931
Cost of shares redeemed                    (825,607)    (756,002)   (3,465,523)   (3,644,128)
                                         ----------   ----------   -----------   -----------
                                           (178,547)     (26,351)    1,177,155       747,525
                                         ----------   ----------   -----------   -----------
Class B:
Proceeds from shares sold                   125,400      105,991       261,965       393,847
Value of distributions reinvested            11,359        6,657        19,651        15,215
Cost of shares redeemed                     (19,006)      (2,266)      (23,603)      (67,111)
                                         ----------   ----------   -----------   -----------
                                            117,753      110,382       258,013       341,951
                                         ----------   ----------   -----------   -----------
Net increase (decrease) from
trust share transactions                    (60,794)      84,031     1,435,168     1,089,476
                                         ----------   ----------   -----------   -----------
Net increase (decrease) in net assets        87,686       50,949     2,946,556       427,812
Net Assets
Beginning of year                         3,706,570    3,655,621    37,652,694    37,224,882
                                         ----------   ----------   -----------   -----------
End of year+                             $3,794,256   $3,706,570   $40,599,250   $37,652,694
                                         ==========   ==========   ===========   ===========
+Includes undistributed net
investment income of                     $      476           --   $     2,113            --
                                         ==========   ==========   ===========   ===========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                         43,260       49,858       278,017       265,393
Issued for distributions reinvested           8,215        8,905        88,609        87,215
Redeemed                                    (65,387)     (61,436)     (273,847)     (292,034)
                                         ----------   ----------   -----------   -----------
Net increase (decrease) in Class A
trust shares outstanding                    (13,912)      (2,673)       92,779        60,574
                                         ==========   ==========   ===========   ===========
Class B:
Sold                                          9,886        8,538        20,673        31,544
Issued for distributions reinvested             899          538         1,542         1,219
Redeemed                                     (1,536)        (182)       (1,854)       (5,436)
                                         ----------   ----------   -----------   -----------
Net increase in Class B trust shares
outstanding                                   9,249        8,894        20,361        27,327
                                         ==========   ==========   ===========   ===========



Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------
                                           FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                         ----------------------------------------------------
                                                  MINNESOTA                  MISSOURI
                                         ------------------------   -------------------------
Year Ended December 31                       1997         1996          1997         1996
---------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                    $  438,481   $  436,042   $   98,660   $   97,927
Net realized gain (loss) on investments      47,529        2,744        8,239        2,003
Net unrealized appreciation
(depreciation) of investments               197,717     (159,203)      69,406      (29,349)
                                         ----------   ----------   ----------   ----------
Net increase in net assets resulting
from operations                             683,727      279,583      176,305       70,581
                                         ----------   ----------   ----------   ----------
Distributions to Shareholders
Net investment income--Class A             (436,938)    (435,743)     (95,683)     (97,402)
Net investment income--Class B               (1,867)        (251)      (3,062)        (472)
Net realized gains--Class A                      --           --           --           --
Net realized gains--Class B                      --           --           --           --
                                         ----------   ----------   ----------   ----------
Total distributions                        (438,805)    (435,994)     (98,745)      97,874)
                                         ----------   ----------   ----------   ----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                   621,511      869,472       75,383      273,844
Value of distributions reinvested           326,972      324,037       59,727       65,392
Cost of shares redeemed                  (1,265,323)    (894,843)    (335,899)    (275,989)
                                         ----------   ----------   ----------   ----------
                                           (316,840)     298,666     (200,789)      63,247
                                         ----------   ----------   ----------   ----------
Class B:
Proceeds from shares sold                    48,632       40,309       74,001       35,600
Value of distributions reinvested             1,747          251        3,063          471
Cost of shares redeemed                     (48,765)          --         (139)        (620)
                                         ----------   ----------   ----------   ----------
                                              1,614       40,560       76,925       35,451
                                         ----------   ----------   ----------   ----------
Net increase (decrease) from
trust share transactions                   (315,226)     339,226     (123,864)      98,698
                                         ----------   ----------   ----------   ----------
Net increase (decrease) in net assets       (70,304)     182,815      (46,304)      71,405
Net Assets
Beginning of year                         8,344,961    8,162,146    1,961,150    1,889,745
                                         ----------   ----------   ----------   ----------
End of year+                             $8,274,657   $8,344,961   $1,914,846   $1,961,150
                                         ==========   ==========   ==========   ==========
+Includes undistributed net
investment income of                     $       91   $      415   $      160   $      245
                                         ==========   ==========   ==========   ==========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                         54,777       76,769        6,070       22,505
Issued for distributions reinvested          28,722       28,815        4,804        5,366
Redeemed                                   (111,020)     (79,558)     (26,881)     (22,674)
                                         ----------   ----------   ----------   ----------
Net increase (decrease) in Class A
trust shares outstanding                    (27,521)      26,026      (16,007)       5,197
                                         ==========   ==========   ==========   ==========
Class B:
Sold                                          4,239        3,567        5,995        2,916
Issued for distributions reinvested             154           23          245           39
Redeemed                                     (4,246)          --          (11)         (51)
                                         ----------   ----------   ----------   ----------
Net increase in Class B trust shares
outstanding                                     147        3,590        6,229        2,904
                                         ==========   ==========   ==========   ==========



Statement of Changes in Net Assets (continued)

----------------------------------------------------------------------------------------------
                                            FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                         -----------------------------------------------------
                                                   OHIO                       OREGON
                                         ------------------------    -------------------------
Year Ended December 31                       1997         1996          1997         1996
----------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
From Operations
Net investment income                    $   937,436   $   960,046   $   545,833   $   430,755
Net realized gain (loss) on investments      108,868        96,918        40,560       (55,047)
Net unrealized appreciation
(depreciation) of investments                550,280      (222,524)      519,899         1,617
                                         -----------   -----------   -----------   -----------
Net increase in net assets resulting
from operations                            1,596,584       834,440     1,106,292       377,325
                                         -----------   -----------   -----------   -----------
Distributions to Shareholders
Net investment income--Class A              (923,757)     (954,547)     (521,186)     (409,680)
Net investment income--Class B               (11,788)      (11,625)      (26,319)      (19,752)
Net realized gains--Class A                 (107,079)      (95,594)           --            --
Net realized gains--Class B                   (1,856)       (1,324)           --            --
                                         -----------   -----------   -----------   -----------
Total distributions                       (1,044,480)   (1,063,090)     (547,505)     (429,432)
                                         -----------   -----------   -----------   -----------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                  1,562,659     2,972,212     2,314,351     3,429,377
Value of distributions reinvested            729,611       719,301       415,538       324,683
Cost of shares redeemed                   (3,651,289)   (2,741,079)   (1,372,531)     (628,634)
                                         -----------   -----------   -----------   -----------
                                          (1,359,019)      950,434     1,357,358     3,125,426
                                         -----------   -----------   -----------   -----------
Class B:
Proceeds from shares sold                     99,500        38,639       135,183       214,120
Value of distributions reinvested             12,697        10,473        25,954        19,563
Cost of shares redeemed                      (64,408)      (49,038)       (9,259)       (5,085)
                                         -----------   -----------   -----------   -----------
                                              47,789            74       151,878       228,598
                                         -----------   -----------   -----------   -----------
Net increase (decrease) from
trust share transactions                  (1,311,230)      950,508     1,509,236     3,354,024
                                         -----------   -----------   -----------   -----------
Net increase (decrease) in net assets       (759,126)      721,858     2,068,023     3,301,917
Net Assets
Beginning of year                         20,401,976    19,680,118    10,484,177     7,182,260
                                         -----------   -----------   -----------   -----------
End of year+                             $19,642,850   $20,401,976   $12,552,200   $10,484,177
                                         ===========   ===========   ===========   ===========
+Includes undistributed net
investment income of                     $     1,891            --   $     1,131   $     2,803
                                         ===========   ===========   ===========   ===========
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                         126,005       243,984       190,759       289,775
Issued for distributions reinvested           58,449        58,632        34,078        27,320
Redeemed                                    (295,120)     (223,273)     (112,963)      (53,306)
                                         -----------   -----------   -----------   -----------
Net increase (decrease) in Class A
trust shares outstanding                    (110,666)       79,343       111,874       263,789
                                         ===========   ===========   ===========   ===========
Class B:
Sold                                           8,014         3,178        11,116        17,950
Issued for distributions reinvested            1,017           854         2,129         1,648
Redeemed                                      (5,212)       (4,001)         (747)         (429)
                                         -----------   -----------   -----------   -----------
Net increase in Class B trust shares
outstanding                                    3,819            31        12,498        19,169
                                         ===========   ===========   ===========   ===========

See notes to financial statements


Notes to Financial Statements
First Investors Multi-State Insured Tax Free Fund
  Arizona, California, Colorado, Michigan, Minnesota,
  Missouri, Ohio and Oregon Funds

1. Significant Accounting Policies -- First Investors Multi-State
Insured Tax Free Fund ("Multi-State Insured") is registered under the
Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Multi-State Insured consists of seventeen separate investment series. This report relates to the eight
Funds of Multi-State Insured listed above. Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that State.

A. Security Valuation -- The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes -- It is the policy of each Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains sufficient to relieve them from all, or substantially all, federal income taxes. At
December 31, 1997, Funds having capital loss carryovers were as follows:

                                       Year Capital Loss
                                       Carryovers Expire
                                -----------------------------
MULTI-STATE INSURED     Total       2002       2003       2004
-------------------    --------   --------   --------   --------
ARIZONA Fund           $ 84,946   $ 72,811   $     --    $12,135
COLORADO Fund            24,242     24,242         --         --
MINNESOTA Fund           94,292     29,658     64,634         --
MISSOURI Fund            64,499     54,794      9,705         --
OREGON Fund             183,071    128,024         --     55,047

C. Distributions to Shareholders -- Dividends from net investment income are declared daily and are paid monthly. Dividends from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October capital losses.

D. Expense Allocation -- Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes.
Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Funds' custodian has provided credits in the amount of $15,766, against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital -- Each Fund sells two classes of shares, Class A and Class
B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in
Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Multi-
State Insured has established an unlimited number of Class A and Class B shares of beneficial interest.

3. Concentration of Credit Risk -- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions -- For the year ended December 31, 1997, purchases and sales of municipal securities were as follows:

                                  Cost          Proceeds
                                    of                of
MULTI-STATE INSURED          Purchases             Sales
-------------------       ------------      ------------
ARIZONA Fund               $ 3,483,162       $ 2,218,286
CALIFORNIA Fund              7,491,258         7,116,695
COLORADO Fund                1,413,974         1,452,818
MICHIGAN Fund               13,547,030        12,101,177
MINNESOTA Fund               1,264,857         1,549,137
MISSOURI Fund                  230,785           334,761
OHIO Fund                    4,760,487         5,898,708
OREGON Fund                  5,188,754         3,608,982

At December 31, 1997, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:


                                           Gross          Gross             Net
                        Aggregate     Unrealized     Unrealized      Unrealized
                             Cost   Appreciation   Depreciation    Appreciation
                     ------------   ------------   ------------    ------------
MULTI-STATE INSURED
-------------------
ARIZONA Fund          $ 9,008,365    $ 1,081,412          $ 352     $ 1,081,060
CALIFORNIA Fund        14,618,468      1,847,763             --       1,847,763
COLORADO Fund           3,412,843        342,507             --         342,507
MICHIGAN Fund          35,761,596      4,310,702             --       4,310,702
MINNESOTA Fund          7,468,578        585,297             --         585,297
MISSOURI Fund           1,727,632        187,412             --         187,412
OHIO Fund              17,548,039      2,016,875             --       2,016,875
OREGON Fund            11,447,871        957,948             --         957,948


5. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and trustees of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) was paid by FIMCO or FIC. Effective January 1, 1998, independent trustees will be remunerated by the Funds.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1997, advisory fees amounted to $763,738, of which $299,506 was waived; other expenses in the amount of $131,638 were assumed by FIMCO.

For the year ended December 31, 1997, FIC, as underwriter, received $338,855 in commissions on sales of shares of the eight Funds of Multi-State Insured included in this report, after allowing $177,457 to other dealers. Shareholder servicing costs consisted of $95,417, in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares, on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

This page intentionally left blank.



Financial Highlights
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

ARIZONA FUND
Class A
1993                                 $12.08        $.681         $ 1.078       $1.759        $.672         $.047
1994                                  13.12         .663          (1.397)       (.734)        .676            --
1995                                  11.71         .665           1.448        2.113         .673            --
1996                                  13.15         .664           (.199)        .465         .665            --
1997                                  12.95         .658            .511        1.169         .659            --
Class B
1/12/95* to 12/31/95                  11.82         .544           1.340        1.884         .554            --
1996                                  13.15         .565           (.201)        .364         .564            --
1997                                  12.95         .556            .500        1.056         .556            --
CALIFORNIA FUND
Class A
1993                                 $11.44        $.637         $  .845       $1.482        $.612         $.190
1994                                  12.12         .598          (1.328)       (.730)        .620            --
1995                                  10.77         .580           1.335        1.915         .589          .136
1996                                  11.96         .576           (.128)        .448         .575          .073
1997                                  11.76         .569            .534        1.103         .570          .173
Class B
1/12/95* to 12/31/95                  10.87         .472           1.227        1.699         .483          .136
1996                                  11.95         .486           (.123)        .363         .480          .073
1997                                  11.76         .476            .532        1.008         .475          .173
COLORADO FUND
Class A
1993                                 $11.63        $.625         $  .984       $1.609        $.633         $.006
1994                                  12.60         .631          (1.351)       (.720)        .640            --
1995                                  11.24         .668           1.340        2.008         .668            --
1996                                  12.58         .642           (.089)        .553         .643            --
1997                                  12.49         .638            .498        1.136         .636            --
Class B
1/12/95* to 12/31/95                  11.35         .564           1.239        1.803         .573            --
1996                                  12.58         .547           (.100)        .447         .547            --
1997                                  12.48         .539            .501        1.040         .540            --


Financial Highlights (Continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------


ARIZONA FUND
Class A
1993                                  $.719       $13.12        14.87          $ 8,247          .20         5.40
1994                                   .676        11.71        (5.63)           8,803          .30         5.52
1995                                   .673        13.15        18.41            8,834          .50         5.27
1996                                   .665        12.95         3.69            8,383          .53         5.17
1997                                   .659        13.46         9.28            9,691          .50         5.03
Class B
1/12/95* to 12/31/95                   .554        13.15        16.20              173         1.30+        4.62+
1996                                   .564        12.95         2.89              289         1.33         4.37
1997                                   .556        13.45         8.36              437         1.30         4.23
CALIFORNIA FUND
Class A
1993                                  $.802       $12.12        13.21          $17,625          .89         5.33
1994                                   .620        10.77        (6.10)          15,335          .97         5.27
1995                                   .725        11.96        18.16           16,547          .90         5.02
1996                                   .648        11.76         3.91           15,558          .84         4.93
1997                                   .743        12.12         9.66           15,601          .80         4.80
Class B
1/12/95* to 12/31/95                   .619        11.95        15.91               59         1.74+        4.31+
1996                                   .553        11.76         3.16              114         1.63         4.14
1997                                   .648        12.12         8.79              220         1.60         4.00
COLORADO FUND
Class A
1993                                  $.639       $12.60        14.14          $ 2,887          .12         5.13
1994                                   .640        11.24        (5.77)           3,110          .20         5.41
1995                                   .668        12.58        18.25            3,525          .20         5.54
1996                                   .643        12.49         4.57            3,466          .38         5.20
1997                                   .636        12.99         9.37            3,424          .40         5.07
Class B
1/12/95* to 12/31/95                   .573        12.58        16.18              131         1.00+        4.90+
1996                                   .547        12.48         3.68              241         1.19         4.39
1997                                   .540        12.98         8.55              370         1.20         4.27


Financial Highlights (Continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------
                      RATIOS/SUPPLEMENTAL DATA
                      -------------------------------------------------
                      Ratio to Average Net Assets Before
                          Expenses Waived or Assumed
                      ----------------------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
-----------------------------------------------------------------------

ARIZONA FUND
Class A
1993                                   1.20         4.41            45
1994                                   1.24         4.59            63
1995                                   1.15         4.62            36
1996                                   1.23         4.47            27
1997                                   1.16         4.37            24
Class B
1/12/95* to 12/31/95                   1.95+        3.95+           36
1996                                   2.03         3.67            27
1997                                   1.96         3.57            24
CALIFORNIA FUND
Class A
1993                                   1.14         5.08            66
1994                                   1.22         5.02            83
1995                                   1.15         4.77            53
1996                                   1.19         4.58            30
1997                                   1.16         4.44            46
Class B
1/12/95* to 12/31/95                   2.00+        4.04+           53
1996                                   1.98         3.79            30
1997                                   1.96         3.64            46
COLORADO FUND
Class A
1993                                   1.42         3.83            27
1994                                   1.43         4.18           108
1995                                   1.32         4.42            45
1996                                   1.40         4.17            20
1997                                   1.29         4.18            39
Class B
1/12/95* to 12/31/95                   2.12+        3.75+           45
1996                                   2.21         3.36            20
1997                                   2.09         3.38            39

 *Date Class B shares were first offered
**Calculated without sales charges
 +Annualized
++Net of expenses waived or assumed by the investment adviser and the transfer agent (Note 5).




Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

MICHIGAN FUND
Class A
1993                                 $11.93        $.641         $ 1.053       $1.694        $.655        $.079
1994                                  12.89         .612          (1.423)       (.811)        .609           --
1995                                  11.47         .634           1.331        1.965         .635           --
1996                                  12.80         .627           (.215)        .412         .631         .011
1997                                  12.57         .610            .535        1.145         .609         .046
Class B
1/12/95* to 12/31/95                  11.57         .528           1.241        1.769         .539           --
1996                                  12.80         .534           (.229)        .305         .534         .011
1997                                  12.56         .511            .536        1.047         .511         .046
MINNESOTA FUND
Class A
1993                                 $11.30        $.625         $  .622       $1.247        $.640        $.137
1994                                  11.77         .592          (1.282)       (.690)        .600           --
1995                                  10.48         .589           1.022        1.611         .591           --
1996                                  11.50         .592           (.210)        .382         .592           --
1997                                  11.29         .599            .340         .939         .599           --
Class B
1/12/95* to 12/31/95                  10.55         .515            .950        1.465         .515           --
1996                                  11.50         .493           (.205)        .288         .498           --
1997                                  11.29         .508            .341         .849         .509           --
MISSOURI FUND
Class A
1993                                 $11.55        $.620         $  .988       $1.608        $.635        $.023
1994                                  12.50         .617          (1.384)       (.767)        .613           --
1995                                  11.12         .662           1.356        2.018         .668           --
1996                                  12.47         .637           (.180)        .457         .637           --
1997                                  12.29         .638            .490        1.128         .638           --
Class B
1/12/95* to 12/31/95                  11.22         .548           1.260        1.808         .548           --
1996                                  12.48         .538           (.189)        .349         .539           --
1997                                  12.29         .537            .494        1.031         .541           --


Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

MICHIGAN FUND
Class A
1993                                  $.734       $12.89        14.49          $30,281          .89         5.11
1994                                   .609        11.47        (6.36)          30,362          .93         5.11
1995                                   .635        12.80        17.47           36,837          .89         5.14
1996                                   .642        12.57         3.37           36,928          .88         5.03
1997                                   .655        13.06         9.37           39,581          .87         4.80
Class B
1/12/95* to 12/31/95                   .539        12.80        15.55              388         1.76+        4.41+
1996                                   .545        12.56         2.49              724         1.69         4.22
1997                                   .557        13.05         8.54            1,018         1.67         4.00
MINNESOTA FUND
Class A
1993                                  $.777       $11.77        11.30          $ 8,118          .65         5.40
1994                                   .600        10.48        (5.93)           7,375          .65         5.40
1995                                   .591        11.50        15.68            8,162          .65         5.29
1996                                   .592        11.29         3.47            8,304          .56         5.27
1997                                   .599        11.63         8.57            8,231          .50         5.27
Class B
1/12/95* to 12/31/95                   .515        11.50        14.13               .1         1.45+        4.64+
1996                                   .498        11.29         2.61               41         1.40         4.44
1997                                   .509        11.63         7.71               44         1.30         4.47
MISSOURI FUND
Class A
1993                                  $.658       $12.50        14.21          $ 1,540          .13         4.44
1994                                   .613        11.12        (6.20)           1,611          .20         5.45
1995                                   .668        12.47        18.55            1,890          .20         5.58
1996                                   .637        12.29         3.84            1,925          .38         5.24
1997                                   .638        12.78         9.44            1,798          .40         5.13
Class B
1/12/95* to 12/31/95                   .548        12.48        16.41               .1         1.00+        4.94+
1996                                   .539        12.29         2.93               36         1.24         4.38
1997                                   .541        12.78         8.60              117         1.20         4.33


Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------
                      RATIOS/SUPPLEMENTAL DATA
                      -------------------------------------------------
                      Ratio to Average Net Assets Before
                          Expenses Waived or Assumed
                      ----------------------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
-----------------------------------------------------------------------

MICHIGAN FUND
Class A
1993                                   1.14         4.86           25
1994                                   1.18         4.86           60
1995                                   1.14         4.89           45
1996                                   1.13         4.78           43
1997                                   1.12         4.55           32
Class B
1/12/95* to 12/31/95                   2.02+        4.15+          45
1996                                   1.94         3.97           43
1997                                   1.92         3.75           32
MINNESOTA FUND
Class A
1993                                   1.24         4.80           41
1994                                   1.29         4.76           34
1995                                   1.31         4.63           53
1996                                   1.31         4.52           49
1997                                   1.21         4.56           15
Class B
1/12/95* to 12/31/95                   2.11+        3.96+          53
1996                                   2.14         3.69           49
1997                                   2.01         3.76           15
MISSOURI FUND
Class A
1993                                   1.76         2.81            8
1994                                   1.57         4.07           98
1995                                   1.42         4.36           50
1996                                   1.69         3.93           15
1997                                   1.46         4.07           12
Class B
1/12/95* to 12/31/95                   2.22+        3.68+          50
1996                                   2.55         3.07           15
1997                                   2.26         3.27           12

 *Date Class B shares were first offered
**Calculated without sales charges
 +Annualized
++Net of expenses waived or assumed by the investment adviser and the transfer agent (Note 5).



Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

OHIO FUND
Class A
1993                                 $11.87        $.632         $  .894       $1.526        $.632        $.104
1994                                  12.66         .613          (1.353)       (.740)        .620           --
1995                                  11.30         .615           1.306        1.921         .619         .092
1996                                  12.51         .605           (.097)        .508         .609         .059
1997                                  12.35         .607            .430        1.037         .606         .071
Class B
1/12/95* to 12/31/95                  11.40         .503           1.212        1.715         .513         .092
1996                                  12.51         .507           (.095)        .412         .513         .059
1997                                  12.35         .507            .424         .931         .510         .071
OREGON FUND
Class A
1993                                 $11.42        $.661          $ .807       $1.468        $.598        $  --
1994                                  12.29         .529          (1.339)       (.810)        .610           --
1995                                  10.87         .626           1.289        1.915         .625           --
1996                                  12.16         .589           (.161)        .428         .588           --
1997                                  12.00         .582            .582        1.164         .584           --
Class B
1/12/95* to 12/31/95                  10.97         .541           1.182        1.723         .543           --
1996                                  12.15         .495           (.161)        .334         .494           --
1997                                  11.99         .485            .573        1.058         .488           --


Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

OHIO FUND
Class A
1993                                  $.736       $12.66        13.12          $20,366          .80         5.09
1994                                   .620        11.30        (5.91)          18,169          .85         5.18
1995                                   .711        12.51        17.34           19,398          .87         5.07
1996                                   .668        12.35         4.23           20,123          .86         4.95
1997                                   .677        12.71         8.64           19,308          .80         4.88
Class B
1/12/95* to 12/31/95                   .605        12.51        15.30              282         1.76+        4.33+
1996                                   .572        12.35         3.43              279         1.66         4.15
1997                                   .581        12.70         7.73              335         1.60         4.08
OREGON FUND
Class A
1993                                  $.598       $12.29        13.13          $ 3,747           --         4.94
1994                                   .610        10.87        (6.65)           4,696          .20         5.36
1995                                   .625        12.16        17.99            6,840          .20         5.36
1996                                   .588        12.00         3.68            9,917          .46         4.97
1997                                   .584        12.58         9.97           11,800          .50         4.78
Class B
1/12/95* to 12/31/95                   .543        12.15        16.00              342         1.00+        4.72+
1996                                   .494        11.99         2.87              568         1.26         4.17
1997                                   .488        12.56         9.03              752         1.30         3.98


Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------
                      RATIOS/SUPPLEMENTAL DATA
                      -------------------------------------------------
                      Ratio to Average Net Assets Before
                          Expenses Waived or Assumed
                      ----------------------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
-----------------------------------------------------------------------

OHIO FUND
Class A
1993                                   1.15         4.74           30
1994                                   1.20         4.83           57
1995                                   1.22         4.72           70
1996                                   1.19         4.62           33
1997                                   1.18         4.50           25
Class B
1/12/95* to 12/31/95                   2.13+        3.95+          70
1996                                   1.99         3.82           33
1997                                   1.98         3.70           25
OREGON FUND
Class A
1993                                   1.28         3.66           77
1994                                   1.39         4.17          135
1995                                   1.23         4.33           36
1996                                   1.26         4.16           21
1997                                    .78         4.50           32
Class B
1/12/95* to 12/31/95                   2.03+        3.65+          36
1996                                   2.07         3.36           21
1997                                   1.58         3.70           32

 *Date Class B shares were first offered
**Calculated without sales charges
 +Annualized
++Net of expenses waived or assumed by the investment adviser and the transfer agent (Note 5).

See notes to financial statements



Independent Auditors' Report

To the Shareholders and Trustees of
First Investors Multi-State Insured Tax Free Fund
  Arizona, California, Colorado, Michigan, Minnesota,
  Missouri, Ohio and Oregon Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eight Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eight Funds of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                Tait, Weller & Baker

Philadelphia, Pennsylvania
January 30, 1998


This page left blank intentionally.


FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Trustees
-----------------------------------------------------------
James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
-----------------------------------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information
-----------------------------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.